MERRILL LYNCH
CORPORATE BOND
FUND, INC.








FUND LOGO








Annual Report

September 30, 1995






Officers and Directors
Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Jay C. Harbeck, Vice President
Vincent T. Lathbury III, Vice President
Gerald M. Richard, Treasurer
Michael J. Hennewinkel, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


























This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

MERRILL LYNCH CORPORATE BOND FUND, INC.

TO OUR SHAREHOLDERS

After losing momentum through the second calendar quarter of 1995, it now appears that the US economy has resumed a moderate growth trend. Gross domes-tic product growth for the three months ended June
30 was revised to show that the economy expanded at a 1.1% pace, rather than the 0.5% rate that was origi-nally reported. The employment report for August exceeded consensus expectations, although most of the new jobs created were in the service sector, reflecting the ongoing sluggishness in manufacturing.
However, durable goods orders rebounded somewhat in August, supported by stronger automobile sales.
Reflecting the trend of renewed economic growth-- and continued containment of inflationary pressures-- the Federal Reserve Board signaled no shift in monetary policy following its September meeting.

One of the major developments during the September quarter was the strengthening of the US dollar rela-tive to the yen and the Deutschemark. Improving interest rate differentials favoring the US currency, combined with coordinated central bank intervention and more positive investor sentiment, have helped to bolster the dollar in foreign exchange markets. Other factors that appear to be improving the US dollar's outlook in the near term are a pick-up in capital flows to the United States and the prospect of increased capital outflows from Japan. However, it remains to be seen if the US dollar's strengthening trend can continue without significant improvements in the US budget and trade deficits.

In the weeks ahead, investor interest will continue to focus on US economic activity. Clear signs of a moder-ate, noninflationary expansion could further benefit the US stock and bond markets. In addition, should the current Federal budget deficit reduction efforts now underway in Washington prove successful, the implications would likely be positive for the US financial markets.

Fiscal Year in Review

High Income Portfolio
The high-yield market produced a total return of +2.92% during third quarter 1995 as measured by the unmanaged Merrill Lynch High Yield Master Index, and had a total return of +16.05% for the nine months ended September 30, 1995. While returns were excel-lent, third quarter investment performance reflected a marked deceleration. The major decline in inter-mediate-term and long-term interest rates which occurred during the first half of 1995 appears to have ended. The Merrill Lynch High Yield Master Index and the 10-year US Treasury Note were basically unchanged.

Amidst signs of a firming economy, cyclical issues outperformed defensive issues during the quarter ended September 30, 1995 for the first time in 1995.
Another sign that reflects increased comfort with the economy--the yield spread between BB-rated issues and B-rated issue--narrowed modestly after widening approximately 65 basis points in the first half of 1995.
New issue-volume was extraordinarily high, totaling
$13.6 billion during the September quarter compared to less than $6 billion during the same quarter in 1994. Net of redemptions, upgrades to investment grade, tenders and maturing issues, high-yield supply increased $16 billion for the nine months ended
September 30, 1995. This brought the total size of the high-yield universe to approximately $285 billion.
Investors continued to avoid highly speculative offer-ings. This forced two prospective large issuers seeking to finance global satellite telephone systems to with-draw their offerings.

For the fiscal year ended September 30, 1995, we employed various strategies in order to seek to enhance the Portfolio's total return. In the first fiscal quarter, the market was quite weak continuing into a bear market which began in early 1994. The market then improved during 1995 and was strong on balance through the Fund's fiscal year-end. The table below reflects quarterly yields, yield spreads over US Treasury
Notes and yield premiums of the Merrill Lynch High
Yield Master Index during the portfolio's fiscal year.

              Treasury    Index      Yield           Yield
               Yield*     Yield      Spread         Premium

9/30/94        7.63%      10.88%   325 basis points   43.0%
12/31/94       7.81       11.26    345                44.1
3/31/95        7.08       10.75    367                51.8
6/30/95        6.26       10.05    379                60.5
9/30/95        6.27       10.04    377                60.1

[FN]
*10-year maturity.


We attempted to stay fully invested over this period in order to reap the benefits of generally rising bond prices. Net investments by shareholders contributed to an increase in net assets from $3.2 billion to $4.4 bil-lion over the course of the fiscal year. This flow of new money required us to exercise an active invest-ment role. While maintaining approximately a market weighting in terms of credit quality sector representa-tion, we have attempted to buy undervalued bonds of companies with rising earnings and sell bonds of issuers with weak earnings. These strategies provided an above-average total return for each of the Portfolio's classes of shares.

The internal dynamics of the high-yield market may surprise investors accustomed to the relatively homo-genous investment performance of industries within the high-grade market. Prices of high-yield bonds fluctuate widely as buyers and sellers changed per-ceptions of credit quality. Valuations were reflected in bond prices. For example, the industry groups with the highest total return for the nine months ended
September 30, 1995 were: airlines, 23.9%; gaming, 19.8%;
housing, 18.4%; and utilities, 18.0%. The worst perform-ers during the period were: retail, 3%; food/tobacco, 8.3%; metals/minerals, 12.3%; and financial, 12.8%.

Our outlook is positive. For the remainder of the year, we anticipate a stable interest rate environment. Yield spreads seem likely to remain relatively unchanged.
Industry groups that we have overweighted because of above-average value include broadcasting & pub-lishing, cellular telephones, and communications, which aggregates 16.6% of net assets. This broad category includes cable TV operations in the United
States, Great Britain and other foreign countries;
television and radio broadcasting companies; and US cellular and paging services. Also included in this category are large telephone companies in Argentina and the Philippines whose bond ratings are below investment grade because of the sovereign risk of investing in these two countries. Other major indus-tries included energy, 8.5% of net assets; hotels & casinos, 8.0%; and paper, 7.0%.

Investment Grade Portfolio &
Intermediate Term Portfolio
The bond market experienced one of its strongest rallies in several years as the domestic economy showed a significant deceleration from last year's pace. Data released during the September period reinforced the perception that the economy had achieved a soft landing. Therefore, the torrid pace of growth in fourth quarter 1994 had slowed without a corresponding increase in inflationary pressures. Yields dropped throughout the first six months of the year, then began to rise slightly on fears that these same lower interest rates would begin to overly stimulate the economy. However, inflation remained contained because of the absence of significant price pressures.
Real wage growth, the key factor that determines the economy's core inflation rate, was particularly subdued.

During market rallies, from January 1995 through June 1995, we extended the average maturity of Invest-ment Grade Portfolio from 9.8 years to 10.6 years. This action enabled us to capture the comparatively large price moves on the longer end of the yield curve.
While we maintained our percentage of BBB-rated bonds, we added to our holding of foreign securities which were all high quality and US dollar-denominated.
We traded significantly within those sectors to realize profits and to position the Portfolio to take advantage of the incremental value added. During the summer months, when the market sold off, we built up our cash position, which protected us from the adverse effects of higher yields. We subsequently reinvested the cash as the market improved in the September quarter. We invested in industrial names which did well and avoided utilities which performed poorly.

For the Intermediate Term Portfolio, we also extended the average maturity in order to take advantage of market rallies from January 1995 through March 1995.
We extended the average maturity of the portfolio from
5.4 years to 6.2 years, which enabled us to capture the comparatively large price moves in the longer end of the intermediate market, which benefited total return.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Vincent T. Lathbury III)
Vincent T. Lathbury III
Vice President and Portfolio Manager




(Jay C. Harbeck)
Jay C. Harbeck
Vice President and Portfolio Manager


November 8, 1995






PERFORMANCE DATA

About Fund Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill
Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge
  (front-end load) of 4% and bear no ongoing distribu-tion or account maintenance fees for High Income and Investment Grade Portfolio. Intermediate Term
  Portfolio incurs a maximum initial sales charge
  (front-end load) of 1% and bears no ongoing distri-bution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year for High Income and Investment
  Grade Portfolio. Intermediate Term Portfolio is subject to a maximum contingent deferred sales charge of 1% if redeemed within one year of purchase.
  In addition, High Income and Investment Grade
  Portfolio are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. Intermediate
  Term Portfolio is subject to a 0.25% distribution fee and a 0.25% account maintenance fee. All three classes of shares automatically convert to Class D
  Shares after approximately 10 years.

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25% for High Income and Investment Grade Portfolio. Inter-mediate Term Portfolio is subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee) for High Income and Investment
  Grade Portfolio. Intermediate Term Portfolio incurs a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

Performance data for all of the Fund's shares are presented in the "Total Return Based on a $10,000
Investment" graphs on pages 4--6 and the "Recent
Performance Results" table on page 8. The "Average
Annual Total Return" and "Performance Summary" tables for the Fund's Class A and Class B Shares are presented on pages 4--7. "Aggregate Total Return" tables for Class C and Class D Shares are also presented on pages 4--6.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended September 30, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



PERFORMANCE DATA (continued)


HIGH INCOME PORTFOLIO


Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's
Class A, B, C, and D Shares compared to the growth of an investment in CS First Boston High Yield Index. Beginning and ending values are:


                                                    9/85             9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
High Income Portfolio++--Class A Shares*          $ 9,600          $29,637

CS First Boston High Yield Index++++              $10,000          $31,490



                                                  10/21/88**         9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
High Income Portfolio++--Class B Shares*          $10,000          $21,091

CS First Boston High Yield Index++++              $10,000          $21,357



                                                  10/21/94**         9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
High Income Portfolio++--Class C Shares           $10,000          $11,193

Merrill Lynch Corporate Bond Fund, Inc.'s
High Income Portfolio++--Class D Shares*          $ 9,600          $10,883

CS First Boston High Yield Index++++              $10,000          $11,397

[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of Operations.
  ++The Porfolio invests primarily in fixed-income securities which are rated in the lower rating catagories of the established rating services, or in unrated securities of comparable quality.
++++This unmanaged market-weighed Index, which mirrors the high-yield debt market, is comprised of 423 securities rated BBB or below.

Past performance is not predictive of future performance.



Average Annual Total Return


                                   % Return Without  % Return With
                                     Sales Charge     Sales Charge**

High Income Portfolio Class A Shares*

Year Ended 9/30/95                       +13.26%          + 8.73%
Five Years Ended 9/30/95                 +16.23           +15.28
Ten Years Ended 9/30/95                  +11.93           +11.48

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                      Without CDSC     With CDSC**

High Income Portfolio Class B Shares*

Year Ended 9/30/95                       +12.42%          + 8.42%
Five Years Ended 9/30/95                 +15.33           +15.33
Inception (10/21/88)
through 9/30/95                          +11.34           +11.34

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

Aggregate Total Return


                                        % Return        % Return
                                      Without CDSC     With CDSC**

High Income Portfolio Class C Shares*

Inception (10/21/94)
through 9/30/95                          +12.93%          +11.93%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without  % Return With
                                      Sales Charge    Sales Charge**

High Income Portfolio Class D Shares*

Inception (10/21/94)
through 9/30/95                          +13.37%          + 8.83%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.




PERFORMANCE DATA (continued)


INVESTMENT GRADE PORTFOLIO


Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's
Class A, B, C, and D Shares compared to the growth of an investment in Merrill Lynch C0A0 Bond Index. Beginning and ending values are:

                                                    9/85             9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
Investment Grade Portfolio++--Class A Shares*     $ 9,600          $24,013

Merrill Lynch COAO Bond Index++++                 $10,000          $28,287



                                                  10/21/88**         9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
Investment Grade Portfolio++--Class B Shares*     $10,000          $17,794

Merrill Lynch COAO Bond Index++++                 $10,000          $19,930



                                                  10/21/94**         9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
Investment Grade Portfolio++--Class C Shares      $10,000          $11,361

Merrill Lynch Corporate Bond Fund, Inc.'s
Investment Grade Portfolio++--Class D Shares*     $ 9,600          $11,061

Merrill Lynch COAO Bond Index++++                 $10,000          $11,667


[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of Operations.
  ++The Porfolio invests primarily in long-term corporate bonds rated A or better by Moody's Investors Service, Inc. or Standard & Poor's Corp. ++++This unmanaged Index is comprised of all investment-grade corporate bonds rated BBB3 or higher, of all maturities.

Past performance is not predictive of future performance.



Average Annual Total Return


                                   % Return Without   % Return With
                                      Sales Charge     Sales Charge**

Investment Grade Portfolio Class A Shares*

Year Ended 9/30/95                       +14.92%           +10.32%
Five Years Ended 9/30/95                 +10.09            + 9.19
Ten Years Ended 9/30/95                  + 9.60            + 9.16

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

                                       % Return           % Return
                                      Without CDSC       With CDSC**

Investment Grade Portfolio Class B Shares*

Year Ended 9/30/95                       +14.05%           +10.05%
Five Years Ended 9/30/95                 + 9.26            + 9.26
Inception (10/21/88)
through 9/30/95                          + 8.65            + 8.65

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



Aggregate Total Return

                                       % Return           % Return
                                      Without CDSC       With CDSC**

Investment Grade Portfolio Class C Shares*

Inception (10/21/94)
through 9/30/95                          +14.61%           +13.61%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Investment Grade Portfolio Class D Shares*

Inception (10/21/94)
through 9/30/95                          +15.21%           +10.61%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.

INTERMEDIATE TERM PORTFOLIO


Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's
Class A, B, C, and D Shares compared to the growth of an investment in Merrill Lynch C6AO Bond Index. Beginning and ending values are:


                                                   9/85             9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
Intermediate Term Portfolio++--Class A Shares*    $ 9,600          $24,099

Merrill Lynch C6AO Bond Index++++                 $10,000          $27,085



                                                  10/13/92**         9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
Intermediate Term Portfolio++--Class B Shares*    $10,000          $12,172

Merrill Lynch C6AO Bond Index++++                 $10,000          $12,818



                                                  10/21/94**         9/95

Merrill Lynch Corporate Bond Fund, Inc.'s
Intermediate Term Portfolio++--Class C Shares     $10,000          $11,226

Merrill Lynch Corporate Bond Fund, Inc.'s
Intermediate Term Portfolio++--Class D Shares*    $ 9,600          $12,251

Merrill Lynch C6AO Bond Index++++                 $10,000          $11,671

[FN]
   *Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
  **Commencement of Operations.
  ++The Porfolio invests primarily in bonds rated in the four highest categories or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corp., with a maximum remaining maturity not to exceed ten years and, depending on market conditions, an average remaining maturity of five to ten years.
++++This unmanaged Index is comprised of all investment-grade corporate bonds maturity in from five to ten years.

Past performance is not predictive of future performance.



Average Annual Total Return

                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Intermediate Term Portfolio Class A Shares*

Year Ended 9/30/95                       +13.32%           +12.19%
Five Years Ended 9/30/95                 + 9.39            + 9.17
Ten Years Ended 9/30/95                  + 9.30            + 9.19

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.


                                       % Return           % Return
                                      Without CDSC       With CDSC**

Intermediate Term Portfolio Class B Shares*

Year Ended 9/30/95                       +12.74%           +11.74%
Inception (11/13/92)
through 9/30/95                          + 7.06            + 7.06

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



Aggregate Total Return

                                       % Return           % Return
                                      Without CDSC       With CDSC**

Intermediate Term Portfolio Class C Shares*

Inception (10/21/94)
through 9/30/95                          +13.26%           +12.26%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Intermediate Term Portfolio Class D Shares*

Inception (10/21/94)
through 9/30/95                          +13.65%           +12.51%

[FN]
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.





PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                       1/1-12/31 Beginning/Ending Net Asset Value          Dividends Paid*                   % Change**
Period                   High         Investment    Intermediate    High  Investment Intermediate  High   Investment  Intermediate
Covered                 Income          Grade           Term       Income    Grade     Term       Income     Grade       Term
11/10/78--12/31/78    $9.60/9.54           --            --        $ 0.13      --      --        + 0.73%      --         --
1979                   9.54/8.73           --            --          1.03(a)   --      --        + 2.36       --         --
1980(b)                8.73/7.91      $10.00/ 9.88  $10.00/ 9.93***  1.07    $ 0.25  $ 0.26***   + 3.08      + 1.28%    + 1.86%
1981                   7.91/7.26        9.88/ 9.38    9.93/ 9.57     1.12      1.46    1.37      + 6.48      +10.52     +11.11
1982                   7.26/7.74        9.38/10.51    9.57/10.59     1.04      1.36    1.36      +23.09      +28.74     +26.74
1983                   7.74/8.10       10.51/10.24   10.59/10.37     1.01      1.22    1.20      +18.32      + 9.42     + 9.63
1984                   8.10/7.72       10.24/10.44   10.37/10.52     1.02      1.21    1.18      + 8.66      +15.10     +14.00
1985                   7.72/8.29       10.44/11.45   10.52/11.33     1.01      1.18    1.16      +21.61      +22.23     +19.86
1986                   8.29/8.34       11.45/11.95   11.33/11.87     0.98      1.07    1.03      +12.91      +14.26     +14.34
1987                   8.34/7.80       11.95/11.00   11.87/10.99     0.95      0.99    0.94      + 4.94      + 0.45     + 0.65
1988                   7.80/7.80       11.00/10.90   10.99/10.83     0.95      0.99    0.97      +12.71      + 8.30     + 7.51
1989                   7.80/7.17       10.90/11.33   10.83/11.13     0.97      1.00    0.98      + 4.33      +13.63     +12.33
1990                   7.17/5.88       11.33/11.13   11.13/11.05     1.00      0.94    0.97      - 4.61      + 6.97     + 8.43
1991                   5.88/7.21       11.13/12.03   11.05/11.77     0.90      0.91    0.92      +39.75      +17.08     +15.53
1992                   7.21/7.78       12.03/11.86   11.77/11.60     0.86      1.03(c) 0.99(d)   +20.64      + 7.51     + 7.28
1993                   7.78/8.32       11.86/11.97   11.60/11.92     0.76      1.35(e) 1.03(f)   +17.39      +12.49     +11.82
1994                   8.32/7.31       11.97/10.60   11.92/10.70     0.80      0.77    0.77      - 2.69      - 5.06     - 3.85
1/1/95--9/30/95        7.31/7.80       10.60/11.51   10.70/11.50     0.55      0.58    0.57      +14.92      +14.55     +13.27
                                                                   ------    ------  ------
                                                             Total $16.15    $16.31  $15.70

                                                        Cumulative total return as of 9/30/95:  +540.74%**  +416.16%** +388.72%**

  *Figures may include short-term capital gains distributions.
 **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.
***Adjusted for a 10-for-1 split effected in the form of a dividend through
   January 1981.
(a)Distribution for High Income Portfolio includes $0.024 per share capital gains distributions.
(b)For Investment Grade and Intermediate Term Portfolios, period covered is 10/31/80--12/31/80.
(c)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(e)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(f)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.


Performance Summary--Class B Shares
                       1/1-12/31 Beginning/Ending Net Asset Value          Dividends Paid*                   % Change**
Period                   High         Investment    Intermediate    High  Investment Intermediate  High   Investment  Intermediate
Covered                 Income          Grade           Term       Income    Grade     Term       Income     Grade       Term
10/21/88--12/31/88    $7.92/7.80      $11.08/10.90      --          $0.18     $0.18      --      + 0.74%     + 0.05%     --
1989                   7.80/7.17       10.90/11.33      --           0.91      0.91      --      + 3.54      +12.77      --
1990                   7.17/5.89       11.33/11.13      --           0.95      0.86      --      - 5.18      + 6.16      --
1991                   5.89/7.22       11.13/12.03      --           0.84      0.83      --      +38.67      +16.19      --
1992                   7.22/7.78       12.03/11.86  $11.68/11.60     0.80      0.94(a)  $0.24(b) +19.57      + 6.69    + 1.34%
1993                   7.78/8.33       11.86/11.97   11.60/11.92     0.70      1.25(c)   0.97(d) +16.65      +11.65    +11.26
1994                   8.33/7.31       11.97/10.60   11.92/10.70     0.74      0.69      0.71    - 3.54      - 5.78    - 4.34
1/1/95--9/30/95        7.31/7.80       10.60/11.51   10.70/11.50     0.51      0.52      0.53    +14.29      +13.93    +12.85
                                                                    -----     -----     -----
                                                             Total  $5.63     $6.18     $2.45

                                                         Cumulative total return as of 9/30/95: +110.91%**  + 77.94%** +21.72%**

  *Figures may include short-term capital gains distributions.
 **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
***Figures for Intermediate Term Portfolio Class B Shares are since inception on November 13, 1992.
(a)Distribution for Investment Grade Portfolio includes $0.036 per share capital gains distributions.
(b)Distribution for Intermediate Term Portfolio includes $0.012 per share capital gains distributions.
(c)Distribution for Investment Grade Portfolio includes $0.261 per share capital gains distributions.
(d)Distribution for Intermediate Term Portfolio includes $0.093 per share capital gains distributions.

PERFORMANCE DATA (concluded)


Recent Performance Results*
                                                                                                                       Standardized
                                                                                               12 Month     3 Month    30-day Yield
                                                         9/30/95      6/30/95       9/30/94++  % Change++   % Change  As of 9/30/95
High Income Portfolio Class A Shares                     $ 7.80       $ 7.74       $ 7.66       + 1.83%      +0.78%           9.53%
High Income Portfolio Class B Shares                       7.80         7.75         7.66       + 1.83       +0.65            9.17
High Income Portfolio Class C Shares                       7.81         7.75         7.59       + 2.90       +0.77            9.12
High Income Portfolio Class D Shares                       7.80         7.75         7.59       + 2.77       +0.65            9.31
Investment Grade Portfolio Class A Shares                 11.51        11.47        10.77       + 6.87       +0.35            6.20
Investment Grade Portfolio Class B Shares                 11.51        11.47        10.77       + 6.87       +0.35            5.68
Investment Grade Portfolio Class C Shares                 11.51        11.48        10.67       + 7.87       +0.26            5.62
Investment Grade Portfolio Class D Shares                 11.51        11.48        10.67       + 7.87       +0.26            5.96
Intermediate Term Portfolio Class A Shares                11.50        11.49        10.90       + 5.50       +0.09            6.13
Intermediate Term Portfolio Class B Shares                11.50        11.49        10.90       + 5.50       +0.09            5.66
Intermediate Term Portfolio Class C Shares                11.50        11.50        10.81       + 6.38       +0.00            5.62
Intermediate Term Portfolio Class D Shares                11.50        11.50        10.81       + 6.38       +0.00            6.03
High Income Portfolio Class A Shares--Total Return                                              +13.26(1)    +3.17(2)
High Income Portfolio Class B Shares--Total Return                                              +12.42(3)    +2.85(4)
High Income Portfolio Class C Shares--Total Return                                              +12.93(5)    +2.96(6)
High Income Portfolio Class D Shares--Total Return                                              +13.37(7)    +2.98(8)
Investment Grade Portfolio Class A Shares--Total Return                                         +14.92(9)    +2.10(10)
Investment Grade Portfolio Class B Shares--Total Return                                         +14.05(11)   +1.90(12)
Investment Grade Portfolio Class C Shares--Total Return                                         +14.61(13)   +1.80(14)
Investment Grade Portfolio Class D Shares--Total Return                                         +15.21(15)   +1.94(16)
Intermediate Term Portfolio Class A Shares--Total Return                                        +13.32(17)   +1.77(18)
Intermediate Term Portfolio Class B Shares--Total Return                                        +12.74(19)   +1.64(20)
Intermediate Term Portfolio Class C Shares--Total Return                                        +13.26(21)   +1.55(22)
Intermediate Term Portfolio Class D Shares--Total Return                                        +13.65(23)   +1.66(24)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 ++Investment results shown for Class C and Class D Shares are since inception
   (10/21/94).
 (1)Percent change includes reinvestment of $0.811 per share ordinary income dividends.
 (2)Percent change includes reinvestment of $0.184 per share ordinary income dividends.
 (3)Percent change includes reinvestment of $0.753 per share ordinary income dividends.

 (4)Percent change includes reinvestment of $0.169 per share ordinary income dividends.
 (5)Percent change includes reinvestment of $0.689 per share ordinary income dividends.
 (6)Percent change includes reinvestment of $0.168 per share ordinary income dividends.
 (7)Percent change includes reinvestment of $0.728 per share ordinary income dividends.
 (8)Percent change includes reinvestment of $0.179 per share ordinary income dividends.
 (9)Percent change includes reinvestment of $0.803 per share ordinary income dividends.
(10)Percent change includes reinvestment of $0.197 per share ordinary income dividends.
(11)Percent change includes reinvestment of $0.719 per share ordinary income dividends.
(12)Percent change includes reinvestment of $0.175 per share ordinary income dividends.
(13)Percent change includes reinvestment of $0.652 per share ordinary income dividends.
(14)Percent change includes reinvestment of $0.174 per share ordinary income dividends.
(15)Percent change includes reinvestment of $0.711 per share ordinary income dividends.
(16)Percent change includes reinvestment of $0.190 per share ordinary income dividends.
(17)Percent change includes reinvestment of $0.796 per share ordinary income dividends.
(18)Percent change includes reinvestment of $0.191 per share ordinary income dividends.
(19)Percent change includes reinvestment of $0.739 per share ordinary income dividends.
(20)Percent change includes reinvestment of $0.176 per share ordinary income dividends.
(21)Percent change includes reinvestment of $0.679 per share ordinary income dividends.
(22)Percent change includes reinvestment of $0.176 per share ordinary income dividends.
(23)Percent change includes reinvestment of $0.717 per share ordinary income dividends.
(24)Percent change includes reinvestment of $0.188 per share ordinary income dividends.

SCHEDULE OF INVESTMENTS
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds                                                                                                        High Income Portfolio
Airlines--2.8%                                           Delta Air Lines Inc.:
                     BB+      Baa3     $ 3,000,000         9.30% due 1/02/2010                       $    2,963,100 $    3,307,632
                     BB+      Baa3       5,000,000         9.20% due 9/23/2014                            4,839,050      5,387,525
                     BB+      Baa3      20,000,000         10.50% due 4/30/2016                          20,481,900     23,863,599
                                                         Piedmont Aviation, Inc.:
                     BB-      B1           200,000         Series C, 9.70% due 1/15/1999                    201,676        195,849
                     BB-      B1           100,000         Series C, 10.25% due 1/15/2007                   103,706         97,585
                     BB-      B1         1,985,000         Series E, 10.30% due 3/28/2007                 1,855,291      1,943,940
                     BB-      B1         1,950,000         Series F, 10.35% due 3/28/2011                 1,999,719      1,983,657
                     BB-      B1            50,000         Series G, 10.35% due 3/28/2011                    51,425         50,863
                     BB-      B1           450,000         Series H, 9.85% due 5/08/2005                    454,617        428,850
                     BB-      B1         1,500,000         Series H, 10% due 11/08/2012                   1,493,250      1,454,963
                     BB-      B1           536,000         Series I, 10% due 11/08/2012                     545,048        519,907
                                                         United Air Lines Inc.:
                     BB+      Baa2       4,000,000         10.02% due 3/22/2014                           4,050,000      4,533,320
                     BB+      Baa2       2,000,000         9.08% due 10/26/2015                           1,847,200      2,111,580
                     BB+      Baa2       7,100,000         9.35% due 4/07/2016                            7,215,446      7,649,185
                     BB+      Ba2       10,500,000         9.21% due 1/21/2017                           10,480,125     11,189,693
                                                         USAir Inc.:
                     B        B1        30,000,000         9.625% due 2/01/2001                          24,109,906     25,050,000
                     BB-      B1        18,500,000         10.375% due 3/01/2013                         18,290,000     17,390,000
                     BB       B1         1,432,000         Series A, 10.70% due 1/15/2007                 1,525,137      1,439,582
                     BB       B1         1,815,000         Series C, 10.70% due 1/15/2007                 1,933,048      1,824,365
                     B+       B2           421,000         Series E, 10.70% due 1/01/2002                   382,895        421,979
                     B+       B1         1,107,000         Series E, 10.70% due 1/15/2007                 1,159,472      1,112,712
                     B+       B2         1,092,000         Series F, 10.70% due 1/01/2003                   984,165      1,094,856
                     B+       B2         1,092,000         Series G, 10.70% due 1/01/2003                   984,165      1,094,856
                     B+       B2         1,092,000         Series H, 10.70% due 1/01/2003                   984,165      1,094,856
                     B+       B2         1,092,000         Series I, 10.70% due 1/01/2003                   984,165      1,094,856
                     BB-      B1         5,249,759         Series 89A1, 9.33% due 1/01/2006++++           4,966,118      4,956,823
                                                                                                     -------------- --------------
                                                                                                        114,884,789    121,293,033


Automobile           NR*      B1        10,000,000       Exide Corp., 10% due 4/15/2005 (k)              10,071,250     10,600,000
Parts--0.5%          B        B3        10,150,000       SPX Inc., 11.75% due 6/01/2002                  10,175,000     10,860,500
                                                                                                     -------------- --------------
                                                                                                         20,246,250     21,460,500

Broadcasting &                                           American Telecasting, Inc. (a):
Publishing--6.7%     CCC+     Caa       38,190,545         14.86% due 6/15/2004                          21,986,825     22,914,327
                     CCC+     Caa       10,100,000         14.50% due 8/15/2005 (b)                       5,106,639      5,050,000
                     CCC      B3        29,117,000       Australis Media Ltd., 14.07% due
                                                           5/15/2003 (a) (g)                             15,525,401     17,615,785
                     BB-      Ba3       22,500,000       Century Communications Corporation,
                                                           9.75% due 2/15/2002                           22,112,500     22,893,750
                     B        B1        10,000,000       Comcast Corporation, 9.50% due 1/15/2008         9,350,000     10,162,500
                     BB+      Ba2       10,000,000       Continental Cablevision Inc., 9.50%
                                                           due 8/01/2013                                 10,000,000     10,400,000
                     BB-      Ba3       13,150,000       Heritage Media Services Corporation, 11%
                                                           due 6/15/2002                                 13,158,750     14,136,250
                     BB-      Ba3        4,200,000       K-III Communications Corp., 10.625%
                                                           due 5/01/2002                                  4,192,500      4,473,000
                     B        B3        14,000,000       The Katz Corp., 12.75% due 11/15/2002           14,313,750     15,190,000
                     B        Caa       25,000,000       NWCG Holding Corp., 13.79%
                                                           due 6/15/1999 (a)                             15,251,243     16,593,750
                     CCC+     Caa       20,000,000       Peoples Choice T.V. Corporation, 13.48%
                                                           due 6/01/2004 (a) (h)                         10,776,609     10,550,000
                     BB-      B3        10,000,000       SCI Television Inc., 11% due 6/30/2005          10,350,000     10,612,500




SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (continued)                                                                                            High Income Portfolio
Broadcasting &                                           Sinclair Broadcasting Group Inc.:
Publishing           B+       B1      $ 26,500,000         10% due 9/30/2003                         $   26,612,500 $   27,096,250
(concluded)          B+       B3        15,000,000         10% due 12/15/2003                            15,036,250     15,262,500
                                                         United International Holdings, Inc. (a):
                     B-       B3        10,000,000         12.18% due 11/15/1999                          6,143,300      6,150,000
                     B-       B3        50,000,000         13.99% due 11/15/1999 (i)                     28,634,902     31,875,000
                                                         Videotron Groupe L'TEE:
                     BB+      Ba3       11,250,000         10.25% due 10/15/2002                         11,322,500     11,756,250
                     BB+      Baa3       3,300,000         10.625% due 2/15/2005                          3,279,375      3,481,500
                     BB-      B1        20,000,000       World Color Press, Inc., 9.125%
                                                           due 3/15/2003                                 20,019,375     20,150,000
                     NR*      NR*       13,000,000       Young Broadcasting Inc., 10.125%
                                                           due 2/15/2005 (k)                             13,000,000     13,715,000
                                                                                                     -------------- --------------
                                                                                                        276,172,419    290,078,362

Building             CCC      B3        20,000,000       Nortek Inc., 9.875% due 3/01/2004               19,834,240     18,250,000
Materials--1.7%      B+       B3        26,720,000       Pacific Lumber Co., 10.50% due 3/01/2003        26,420,738     25,517,600
                     B+       B2        29,084,000       US Gypsum Corp., 8.75% due 3/01/2017            25,890,006     28,647,740
                                                                                                     -------------- --------------
                                                                                                         72,144,984     72,415,340


Building                                                 American Standard Inc.:
Products--0.6%       B+       Ba3        3,000,000         11.375% due 5/15/2004                          3,120,000      3,315,000
                     B        B1         6,000,000         11.52% due 6/01/2005 (a)                       4,244,972      4,890,000
                     B        Ba3       20,000,000       Inter-City Products Corp., 9.75%
                                                           due 3/01/2000                                 19,508,750     17,300,000
                                                                                                     -------------- --------------
                                                                                                         26,873,722     25,505,000


Capital Goods--      B+       B1        21,450,000       Essex Group Inc., 10% due 5/01/2003             21,546,500     20,914,992
1.5%                 B-       B3        22,000,000       International Wire Group, 11.75%
                                                           due 6/01/2005 (k)                             22,012,500     22,055,000
                     B+       B3        26,000,000       Sequa Corp., 9.375% due 12/15/2003              25,146,563     24,050,000
                                                                                                     -------------- --------------
                                                                                                         68,705,563     67,019,992


Cellular             NR*      NR*       21,000,000       Page Mart Inc., 12.74%
Telephones--0.3%                                           due 11/01/2003 (a)                            14,060,598     13,965,000


Chemicals--1.6%      B        B2        15,000,000       Agriculture Minerals & Chemicals
                                                           Company, L.P., 10.75% due 9/30/2003           15,060,000     15,787,500
                     B+       Ba3       45,000,000       G-I Holdings, Inc., 11.44% due
                                                           10/01/1998 (a)                                32,231,632     32,793,750
                     B+       B2        25,000,000       Harris Chemical North America Inc.,
                                                           10.65% due 7/15/2001 (a)                      24,123,108     22,218,750
                                                                                                     -------------- --------------
                                                                                                         71,414,740     70,800,000


Communications--     BB-      B2        47,294,000       Bell Cablemedia PLC, 11.50%
9.6%                                                       due 9/15/2005 (a) (k)                         26,766,422     27,844,343
                     BB-      B3        13,500,000       Cai Wireless Systems Inc., 12.25%
                                                           due 9/15/2002                                 13,500,000     14,040,000
                     CCC+     B3        23,000,000       Cellular Communications, Inc., 13.25%
                                                           due 8/15/2000 (a) (c)                         12,310,557     12,765,000
                     B-       Caa       46,688,000       Echostar Communication Corp.,
                                                           12.88% due 6/01/2004 (a) (j)                  29,531,776     26,612,160
                     CCC+     Caa       29,547,000       Horizon Cellular Telephone Co., 11.48%
                                                           due 10/01/2000 (a)                            23,588,062     24,893,348
                     CCC+     B3        25,000,000       Mobilemedia Communication, Inc.,
                                                           11.32% due 12/01/2003 (a)                     17,126,368     18,437,500
                     CCC+     B3        55,000,000       Nextel Communications Inc., 10.80% due
                                                           8/15/2004 (a)                                 36,838,808     27,225,000

SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (continued)                                                                                            High Income Portfolio
Communications                                           Paging Network, Inc.:
(concluded)          B        B2      $ 20,000,000         11.75% due 5/15/2002                      $   20,387,500 $   22,100,000
                     B        B2        15,000,000         10.125% due 8/01/2007                         15,000,000     15,675,000
                     B-       B3        36,710,000       PanAmSat L.P., 11.35% due 8/01/2003 (a)         26,778,911     28,817,350
                     BB       Ba2       12,000,000       Philippine Long Distance Telephone Co.,
                                                           9.875% due 8/01/2005                          11,998,440     12,299,400
                     BB-      B2        35,925,000       Rogers Communications Inc., 10.875%
                                                           due 4/15/2004                                 36,431,094     37,496,719
                     NR*      NR*       31,000,000       Telecom Argentina S.A., 8.375%
                                                           due 10/18/2000 (k)                            25,952,625     27,667,500
                                                         Telefonica de Argentina S.A.:
                     NR*      NR*        2,690,000         8.375% due 10/01/2000                          2,051,125      2,414,275
                     NR*      B1         7,000,000         8.375% due 10/01/2000                          5,385,000      6,300,000
                     BB-      B1        40,000,000         11.875% due 11/01/2004                        38,763,075     39,948,000
                     BB       B1        50,000,000       Telewest Communications PLC, 11%
                                                           due 10/01/2007 (a)                            29,289,000     29,289,000
                     CCC+     B3        14,730,000       USA Mobile Communications Holdings, Inc.,
                                                           9.50% due 2/01/2004                           14,135,375     13,772,550
                     B+       B3        47,850,000       Videotron Holdings PLC, 12.08% due
                                                           7/01/2004 (a)                                 29,762,274     31,700,625
                                                                                                     -------------- --------------
                                                                                                        415,596,412    419,297,770


Conglomerates--      BB-      B1        21,200,000       Coltec Industries, Inc., 10.25% due
3.3%                                                       4/01/2002                                     21,560,075     22,048,000
                     B+       B1        25,000,000       Foamex Capital Corp., 11.25% due 10/01/2002     24,964,375     25,750,000
                     CCC+     B3        20,000,000       The Interlake Corp., 12.125% due 3/01/2002      20,147,500     19,700,000
                     B+       B2        10,000,000       JB Poindexter & Co., Inc., 12.50% due
                                                           5/15/2004                                     10,000,000      9,750,000
                     B+       B3        20,000,000       Jordan Industries Inc., 10.375% due
                                                           8/01/2003                                     19,961,000     18,800,000
                     NR*      NR*        8,500,000       MacAndrews & Forbes Group, Inc., 12.25%
                                                           due 7/01/1996                                  8,276,775      8,542,500
                     NR*      NR*        9,100,000       MacAndrews & Forbes Holdings, Inc.,
                                                           13% due 3/01/1999                              8,568,400      9,179,625
                     BB-      B1        30,000,000       Sherritt Gordon Ltd., 9.75% due 4/01/2003       29,829,688     30,750,000
                                                                                                     -------------- --------------
                                                                                                        143,307,813    144,520,125

Consumer             NR*      B3        10,000,000       Cabot Corporation, 12.50% due
Products--4.2%                                             7/15/2005 (k)                                 10,000,000     10,412,500
                     B        NR*       39,760,000       Coleman Holdings, Inc., 11.57% due
                                                           5/27/1998 (a)                                 29,420,454     31,062,500
                     B+       Ba3       15,000,000       Coty Inc., 10.25% due 5/01/2005                 15,000,000     15,675,000
                     NR*      NR*          650,000       Liggett Group, Inc., 19.75% due 2/01/1999          596,375        614,250
                     B-       Caa       16,750,000       Polymer Group, Inc., 12.75% due
                                                           7/15/2002 (k)                                 16,680,000     17,336,250
                                                         Revlon Consumer Products Corp.:
                     B        B2         3,500,000         9.50% due 6/01/1999                            3,187,415      3,517,500
                     B        B2        22,000,000         9.375% due 4/01/2001                          19,961,775     21,835,000
                     B-       B3         9,500,000         10.50% due 2/15/2003                           8,795,000      9,630,625
                     NR*      B2        22,500,000       Samsonite Corporation, 11.125% due
                                                           7/15/2005 (k)                                 22,418,750     21,937,500
                     B+       B1        22,800,000       Sealy Corp., 9.50% due 5/01/2003                22,707,775     22,686,000
                     NR*      B3        13,000,000       Selmer Co. Inc., 11% due 5/15/2005 (k)          12,985,000     12,675,000
                     BB       NR*       15,000,000       Terra Holdings, Inc., 10.75% due 7/01/2005      15,000,000     16,012,500
                                                                                                     -------------- --------------
                                                                                                        176,752,544    183,394,625



SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (continued)                                                                                            High Income Portfolio
Containers--2.3%     B        B2      $ 30,000,000       Anchor Glass Container Corp., 9.875%
                                                           due 12/15/2008                            $   28,437,500 $   24,600,000
                     B-       Caa       21,500,000       Ivex Packaging Corp., 13.22% due
                                                           3/15/2005 (a)                                 12,153,312     12,631,250
                                                         Owens-Illinois, Inc.:
                     BB       Ba3       20,000,000         11% due 12/01/2003                            20,810,000     22,000,000
                     A        A3         6,000,000         9.95% due 10/15/2004                           5,931,250      6,187,500
                     B+       Ba3        6,000,000       Plastic Container Corp., 10.75% due
                                                           4/01/2001                                      6,022,500      6,270,000
                     B-       B3        32,628,000       Silgan Holdings Inc., 12.91%
                                                           due 12/15/2002 (a)                            29,953,444     30,670,320
                                                                                                     -------------- --------------
                                                                                                        103,308,006    102,359,070

Convertible          B        B2         8,352,000       Builders Transport, Inc., 8% due
Bonds**--0.6%                                              8/15/2005 (4)                                  4,886,880      7,903,235
                     B+       Ba3       10,363,000       Lomas Financial Corp., 9% due
                                                           10/31/2003 (2)                                 9,654,393      1,787,618
                     B-       B3         6,941,000       MEDIQ, Inc., 7.25% due 6/01/2006 (3)             4,539,685      5,934,555
                     B        B2         6,000,000       Ohm Corp., 8% due 10/01/2006 (5)                 4,160,000      5,535,000
                     B        B2         5,909,000       UNC, Inc., 7.50% due 3/31/2006 (1)               3,442,530      5,236,851
                                                                                                     -------------- --------------
                                                                                                         26,683,488     26,397,259


Drug Stores--0.5%    B        B2        20,000,000       Thrifty Payless Holdings, Inc., 11.75% due
                                                           4/15/2003                                     20,000,000     21,125,000


Energy--8.5%         BB-      Ba3       24,000,000       California Energy Company, Inc., 9.875%
                                                           due 6/30/2003                                 24,122,500     24,600,000
                     B+       B1        49,500,000       Clark R&M Holdings, Inc., 11% due
                                                           2/15/2000 (a)                                 30,998,537     31,803,750
                     NR*      NR*       18,500,000       Consolidated Hydro, Inc., 12.19% due
                                                           7/15/2003 (a)                                 13,178,908      8,972,500
                                                         Falcon Drilling Company, Inc.:
                     B-       B2        16,000,000         9.75% due 1/15/2001                           16,000,000     15,760,000
                     B-       B3         8,500,000         12.50% due 3/15/2005                           8,500,000      8,967,500
                     B+       B1        20,000,000       Global Marine Inc., 12.75% due 12/15/1999       20,047,500     22,200,000
                                                         Gulf Canada Resources Ltd.:
                     BB       B1        12,750,000         9% due 8/15/1999                              11,735,938     13,005,000
                     B+       B2        10,000,000         9.25% due 1/15/2004                            9,726,605      9,950,000
                                                         Maxus Energy Corp.:
                     BB-      B1        17,750,000         9.875% due 10/15/2002                         16,726,250     17,727,813
                     BB-      B1         5,300,000         11.50% due 11/15/2015                          4,987,000      5,485,500
                     BB-      Ba3        8,750,000       Noble Drilling Corp., 9.25% due 10/01/2003       8,925,000      9,023,438
                     BBB-     NR*       28,000,000       Oleoducts Central S.A., 9.35% due
                                                           9/01/2005 (k)                                 27,967,500     28,140,000
                     B+       Ba3       15,000,000       Rowan Companies, Inc., 11.875% due
                                                           12/01/2001                                    15,085,000     16,312,500
                     BB-      B1        25,000,000       Seagull Energy Corp., 8.625% due 8/01/2005      24,990,000     23,875,000
                     NR*      B3         8,650,000       Tesoro Petroleum Corp., 12.75% due 3/15/2001     7,691,491      8,823,000
                     B-       Caa       50,000,000       Transamerican Refining Corp., 18.83%
                                                           due 2/15/2002 (a)                             31,989,188     35,250,000
                     BB+      B2        30,000,000       TransTexas Gas Corp., 11.50% due 6/15/2002      30,000,000     31,462,500
                     B+       B1        31,525,000       Triton Energy Corp., 10.61% due
                                                           11/01/1997 (a)                                25,295,277     26,520,406
                     BB-      B1        40,000,000       Yacimientos Petroliferos Fiscales S.A.
                                                           (YPF) (Sponsored), 8% due 2/15/2004           31,966,750     34,400,000
                                                                                                     -------------- --------------
                                                                                                        359,933,444    372,278,907

SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (continued)                                                                                            High Income Portfolio
Entertainment--      B        B3      $ 11,750,000       AMC Entertainment, Inc., 12.625%
2.5%                                                       due 8/01/2002                             $   11,696,095 $   13,042,500
                     B+       B1         9,000,000       Cinemark USA Inc., 12% due 6/01/2002             9,058,750      9,855,000
                                                         Marvel Holdings Inc:
                     B        Caa       28,000,000         9.125% due 2/15/1998                          24,810,750     26,180,000
                     B        B3        14,500,000         11.69% due 4/15/1998 (a)                      10,847,202     10,512,500
                     B        B3         5,500,000         15.97% due 4/15/1998 (a)                       3,677,684      3,932,500
                     NR*      B2        40,000,000       Six Flags Theme Parks, 12.18% due
                                                           6/15/2005 (a) (k)                             29,125,369     30,200,000
                                                         Spectravision Inc. (f):
                     D        Caa       39,250,000         11.74% due 10/01/2001 (a)                     33,732,587     13,737,500
                     CCC-     B3        24,040,000         11.65% due 12/01/2002                         21,422,831      2,404,000
                                                                                                     -------------- --------------
                                                                                                        144,371,268    109,864,000


Financial            B+       B1        21,000,000       Lomas Mortgage USA, Inc., 10.25% due
Services--1.6%                                             10/01/2002                                    21,140,625     14,805,000
                     NR*      B3        20,000,000       Olympic Financial Ltd., 13% due 5/01/2000       20,000,000     21,500,000
                     BBB      NR*        1,500,000       Reliance Financial Services Corp., 10.36%
                                                           due 12/01/2000                                 1,200,000      1,522,500
                                                         Reliance Group Holdings, Inc.:
                     BB+      Ba3        7,425,000         9% due 11/15/2000                              6,798,125      7,415,719
                     BB-      B1        22,575,000         9.75% due 11/15/2003                          21,362,500     22,518,563
                                                                                                     -------------- --------------
                                                                                                         70,501,250     67,761,782


Food &                                                   Chiquita Brands International Inc.:
Beverage--4.4%       B+       B3         9,655,000         11.50% due 6/01/2001                           9,966,881     10,065,337
                     B+       B1        13,000,000         9.125% due 3/01/2004                          12,990,000     12,837,500
                     B        B3        20,000,000       Curtice Burns Food, Inc., 12.25% due
                                                           2/01/2005 (k)                                 20,000,000     21,250,000
                     B-       B2        26,463,000       Envirodyne Industries, Inc., 10.25% due
                                                           12/01/2001                                    25,608,891     21,567,345
                     B        B3        10,520,000       Farm Fresh, Inc., 7.50% due 3/01/2010            5,488,575      5,949,197
                     B        B3        25,000,000       Fresh Del Monte Corp., 10% due 5/01/2003        25,012,500     20,250,000
                     B        B2        25,000,000       Penn Traffic Co., 9.625% due 4/15/2005          24,781,750     20,375,000
                     B-       B2        20,325,000       Pueblo Xtra International Inc., 9.50% due
                                                           8/01/2003                                     18,787,125     19,613,625
                     B-       Caa       21,800,000       Seven-Up/RC Bottling Co. of Southern
                                                           California, Inc., 11.50% due 8/01/1999 (f)    21,967,500      9,592,000
                                                         Specialty Foods Corp.:
                     B        B3        19,250,000         10.25% due 8/15/2001                          18,784,375     18,431,875
                     NR*      B3        12,000,000         11.125% due 10/01/2002 (k)                    11,970,000     11,820,000
                     B        B3        20,000,000       Texas Bottling Group, Inc., 9% due
                                                           11/15/2003                                    20,002,500     19,775,000
                                                                                                     -------------- --------------
                                                                                                        215,360,097    191,526,879

Foreign Government   BB-      B1         5,000,000      Republic of Argentina, 8.375% due
Obligations--0.1%                                          12/20/2003                                     3,750,000      3,731,250


Health Services--    B+       B1        11,500,000       MEDIQ, Inc., 11.125% due 7/01/1999              11,455,000     10,867,500
1.0%                 B+       Ba3       30,000,000       Tenet Healthcare Corp., 10.125%
                                                           due 3/01/2005                                 30,062,500     31,762,500
                                                                                                     -------------- --------------
                                                                                                         41,517,500     42,630,000


High Technology--                                        ComputerVision Corp.:
0.6%                 CCC+     B3        15,000,000         11.375% due 8/15/1999                         14,473,750     15,375,000
                     CCC+     NR*       12,500,000         8% due 12/01/2009                              6,802,472      9,437,500
                                                                                                     -------------- --------------
                                                                                                         21,276,222     24,812,500





SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (continued)                                                                                            High Income Portfolio
Home Builders--                                          Del E. Webb Corporation:
1.6%                 B+       Ba3     $  3,500,000         10.875% due 3/31/2000                     $    3,524,375 $    3,605,000
                     B-       B2         7,000,000         9.75% due 3/01/2003                            6,944,910      6,895,000
                     B-       B2         4,000,000         9% due 2/15/2006                               3,140,000      3,730,000
                     B        B3        20,000,000       Greystone Homes Inc., 10.75% due 3/01/2004      19,115,000     17,650,000
                     B        B1        10,250,000       K Hovnanian Enterprises Inc., 11.25%
                                                           due 4/15/2002                                 10,204,062      9,327,500
                     BB       Ba2       12,000,000       Standard Pacific Corp., 10.50% due 3/01/2000    11,995,000     12,420,000
                     B+       Ba3       15,000,000       U.S. Home Corp., 9.75% due 6/15/2003            15,000,000     15,000,000
                                                                                                     -------------- --------------
                                                                                                         69,923,347     68,627,500


Hotels &             B        B2        17,325,000       Aztar Corp., 11% due 10/01/2002                 17,557,250     16,632,000
Casinos--8.0%        BB       B1        30,000,000       Bally's Park Place, Inc., 9.25% due
                                                           3/15/2004                                     28,485,200     29,212,500
                     NR*      Caa       12,000,000       Capital Gaming International, Inc.,
                                                           11.50% due 2/01/2001 (f)                       9,426,041      6,750,000
                     B+       B2        35,000,000       GB Property Funding Corp., 10.875%
                                                           due 1/15/2004                                 33,402,500     29,618,750
                     NR*      NR*        7,682,000       Goldriver Hotel & Casino Corp., 13.375%
                                                           due 8/31/1999 (f)                              8,609,882      5,646,270
                     BB-      B1        50,000,000       HMH Properties, Inc., 9.50% due
                                                           5/15/2005 (k)                                 48,464,602     49,312,500
                     B+       B1        40,000,000       Harrah's Jazz Company, 14.25% due
                                                           11/15/2001                                    39,947,500     37,500,000
                     BB-      B1        12,000,000       John Q. Hammons Hotel, Inc., 8.875%
                                                           due 2/15/2004                                 10,610,000     11,385,000

                     BB-      B1        15,000,000       MGM Grand Hotel Finance Corp., 12%
                                                           due 5/01/2002                                 15,230,500     16,537,500
                     NR*      NR*       10,000,000       Monhegan Tribal, 13.50% due 11/15/2002          10,000,000     10,000,000
                     B-       B3        10,000,000       Pioneer Finance Corp., 13.50% due
                                                           12/01/1998                                    10,542,500      8,550,000
                                                         Showboat, Inc.:
                     BB-      Ba3        8,450,000         9.25% due 5/01/2008                            8,233,475      8,016,937
                     B        B2        26,550,000         13% due 8/01/2009                             25,863,625     28,806,750
                     B        B2        10,000,000       Station Casinos, Inc., 9.625% due 6/01/2003      8,817,732      9,550,000
                     NR*      Caa       10,406,612       Trump Castle Funding, Inc., 11.75%
                                                           due 11/15/2003                                 9,308,474      8,078,133
                     B-       B3        20,000,000       Trump Holdings, Inc., 15.50% due 6/15/2005      19,891,250     19,900,000
                     B+       B3        42,000,000       Trump Plaza Funding, Inc., 10.875%
                                                           due 6/15/2001                                 39,780,770     38,561,250
                     NR*      Caa       20,434,814       Trump Taj Mahal Funding, Inc., 11.35%
                                                           due 11/15/1999++                              15,432,690     17,279,079
                                                                                                     -------------- --------------
                                                                                                        359,603,991    351,336,669


Industrial           BB+      Ba3       25,000,000       ADT Operations Inc., 9.25% due 8/01/2003        25,094,187     26,156,250
Services--1.7%       B-       B3        20,000,000       Dictaphone Corp., 11.75% due 8/01/2005          20,000,000     19,800,000
                     B-       Caa       15,230,000       Southeastern Public Service Co., 11.875%
                                                           due 2/01/1998                                 13,547,667     15,230,000
                                                         Thermadyne Industries, Inc.:
                     NR*      Caa        5,706,000         10.25% due 5/01/2002                           5,711,822      5,734,530
                     NR*      Caa        7,912,000         10.75% due 11/01/2003                          7,914,802      7,872,440
                                                                                                     -------------- --------------
                                                                                                         72,268,478     74,793,220




SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (continued)                                                                                            High Income Portfolio
Metals &             B-       B2      $ 26,750,000       Kaiser Aluminum & Chemical Corp.,
Mining--1.4%                                               12.75% due 2/01/2003                      $   26,660,625 $   29,057,187
                                                         Maxxam Group, Inc.:
                     B-       B3         5,000,000         11.25% due 8/01/2003                           4,918,750      4,912,500
                     B-       B3        41,155,000         12.37% due 8/01/2003 (a)                      29,201,106     27,059,412
                                                                                                     -------------- --------------
                                                                                                         60,780,481     61,029,099

Paper--7.0%          BB       Ba3       15,500,000       APP International Finance, 11.75% due
                                                           10/01/2005                                    15,550,000     15,693,750
                                                         Container Corporation of America:
                     B+       B2        15,420,000         9.75% due 4/01/2003                           15,433,400     15,574,200
                     B+       B2        13,000,000         11.25% due 5/01/2004                          13,000,000     13,796,250
                     BB-      Ba3       15,000,000       Doman Industries Ltd., 8.75% due 3/15/2004      15,000,000     14,531,250
                                                         Fort Howard Corp.:
                     B+       B1        10,000,000         9.25% due 3/15/2001                           10,000,000      9,937,500
                     B        B2        31,000,000         9% due 2/01/2006                              28,380,625     29,295,000
                     B        B3        25,000,000       Gaylord Container Corp., 11.50%
                                                           due 5/15/2001                                 25,001,250     26,125,000
                     BB       Ba3        7,500,000       PT Indah Kiat International Finance,
                                                           12.50% due 6/15/2006                           7,462,500      7,800,000
                     BB       Ba3       10,000,000       PT Indah Kiat Pulp & Paper Corporation,
                                                           11.875% due 6/15/2002                         10,000,000     10,350,000
                     BB       NR*        5,000,000       PT International Indoray, 9.125%
                                                           due 10/15/2000                                 4,100,000      4,725,000
                     BB-      Ba3       10,000,000       Rainy River Forest Products, 10.75%
                                                           due 10/15/2001                                 9,971,810     10,750,000
                                                         Repap New Brunswick:
                     BB-      Ba3        7,000,000         9.875% due 7/15/2000                           7,000,000      7,052,500
                     B+       B2        10,000,000         10.625% due 4/15/2005                         10,000,000     10,150,000
                     B+       B1        25,000,000       Repap Wisconsin Inc., 9.25% due 2/01/2002       23,537,500     24,156,250
                     B        B1        25,000,000       Riverwood International Corp., 11.25%
                                                           due 6/15/2002                                 25,767,500     26,875,000
                     B+       B1        16,000,000       S.D. Warren Co., 12% due 12/15/2004             16,000,000     17,780,000
                     B+       B1        11,500,000       Stone Consolidated Corp., 10.25%
                                                           due 12/15/2000                                11,520,000     12,161,250
                                                         Stone Container Corp.:
                     B-       B2         6,500,000         11% due 8/15/1999                              6,418,750      6,792,500
                     B        B1        15,000,000         9.875% due 2/01/2001                          13,948,672     14,831,250
                     B+       B1        15,000,000         10.75% due 10/01/2002                         14,825,000     15,581,250
                     BB       B1        10,000,000       Tjiwa Kimia, Tjiwi Kimia International
                                                           Finance, 13.25% due 8/01/2001                 10,021,775     10,850,000
                                                                                                     -------------- --------------
                                                                                                        292,938,782    304,807,950


Pollution            B        B3        22,950,000       Mid-American Waste Systems, Inc.,
Control--0.5%                                              12.25% due 2/15/2003                          22,891,000     23,294,250


Restaurants/         CCC+     Caa       25,000,000       Flagstar Corp., 11.375% due 9/15/2003           25,092,500     19,406,250
Food Services        B+       Ba3       25,000,000       Foodmaker, Inc., 9.75% due 11/01/2003           24,296,200     21,125,000
--0.9%                                                                                               -------------- --------------
                                                                                                         49,388,700     40,531,250

SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (continued)                                                                                            High Income Portfolio
Retail               NR*      NR*     $ 15,000,000       Cumberland Farms, 10.50% due
Specialty--0.9%                                            10/01/2003 (k)                            $   14,681,250 $   13,012,500
                     B-       B3        10,000,000       Pamida Holdings, Inc., 11.75% due
                                                           3/15/2003                                      9,997,500      8,450,000
                     B+       B1        20,000,000       Specialty Retailers Group, Inc., 10% due
                                                           8/15/2000                                     20,000,000     19,400,000
                                                                                                     -------------- --------------
                                                                                                         44,678,750     40,862,500


Steel--2.9%          B        B2        20,000,000       A.K. Steel Holding Corp., 10.75%
                                                           due 4/01/2004                                 20,000,000     21,437,500
                     NR*      B1        25,000,000       Gulf States Steel, 13.50% due 4/15/2003 (k)     24,760,851     23,250,000
                     B        B2        20,000,000       Republic Engineered Steel Inc., 9.875%
                                                           due 12/15/2001                                19,455,000     18,700,000
                     B+       B1        22,550,000       WCI Steel, Inc., 10.50% due 3/01/2002           22,399,875     21,760,750
                     B        B2        23,000,000       Weirton Steel Corporation, 10.75%
                                                           due 6/01/2005 (k)                             22,413,750     21,332,500
                     BB       B1        20,000,000       Wheeling-Pittsburg Steel Corp., 9.375% due
                                                           11/15/2003                                    18,670,000     18,350,000
                                                                                                     -------------- --------------
                                                                                                        127,699,476    124,830,750


Textiles--0.7%       B+       B3        30,000,000       Westpoint Stevens Inc., 9.375%
                                                           due 12/15/2005                                30,100,000     29,287,500


Transportation       BB-      Ba2       15,000,000       Eletson Holdings, Inc., 9.25% due
Services--2.3%                                             11/15/2003                                    14,372,500     14,707,219
                     BB       Ba2       20,000,000       Gearbulk Holdings, Ltd., 11.25% due
                                                           12/01/2004                                    20,518,750     21,100,000
                                                         Transportacion Maritima Mexicana,
                                                         S.A. de C.V.:
                     BB-      Ba2        5,475,000         8.50% due 10/15/2000                           3,175,500      4,927,500
                     BB-      Ba2       16,950,000         9.25% due 5/15/2003                           14,263,875     14,936,340
                     NR*      NR*       38,106,000       Transtar Holdings, L.P., 12.42% due
                                                           12/15/2003 (a)                                23,092,701     24,197,310
                     B+       Ba3       20,000,000       Viking Star Shipping Co., Inc., 9.625%
                                                           due 7/15/2003                                 20,045,000     20,450,000
                                                                                                     -------------- --------------
                                                                                                         95,468,326    100,318,369

Utilities--5.6%                                          Beaver Valley Funding Corp.:
                     B+       B1        10,051,000         8.625% due 6/01/2007                           8,986,077      9,260,087
                     B+       B1        34,469,000         9% due 6/01/2017                              31,081,506     28,784,717
                                                         CTC Mansfield Funding Corp.:
                     B+       Ba3       16,000,000         10.25% due 3/30/2003                          15,952,640     16,240,000
                     B+       Ba3       25,000,000         11.125% due 9/30/2016                         26,416,875     25,793,500
                     BB       Ba2       15,000,000       Cleveland Electric Illuminating Co.,
                                                           9.50% due 5/15/2005                           14,971,200     15,077,250
                     BB-      B1        38,500,000       Metrogas Inc., 12% due 8/15/2000 (k)            38,492,500     37,826,250
                                                         Midland Cogeneration Venture
                                                         Limited Partnership:
                     BB       Ba3        4,329,158         10.33% due 7/23/2002++++                       4,242,575      4,515,957
                     B-       B2        11,250,000         11.75% due 7/23/2005                          11,310,000     11,845,631
                     B-       B2         5,500,000         13.25% due 7/23/2006                           6,002,565      5,681,142
                     NR*      NR*       16,272,122       Sunflower Electric Power Corp., 8%
                                                           due 12/31/2016 (k)++++                        10,673,917     12,895,656
                     B+       B1        20,000,000       Texas-New Mexico Power Corp., 10.75%
                                                           due 9/15/2003                                 20,065,000     21,300,000






SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds (concluded)                                                                                            High Income Portfolio
Utilities            NR*      NR*     $ 20,950,000       Transportadora de Gas del Sur, 7.75%
(concluded)                                                due 12/23/1998                            $   18,253,500 $   18,959,750
                                                         Tucson Electric & Power Co. (k):
                     NR*      NR*       19,023,082         10.21% due 1/01/2009                          17,593,025     18,706,728
                     NR*      NR*       17,426,207         10.732% due 1/01/2013                         16,252,461     16,931,826
                                                                                                     -------------- --------------
                                                                                                        240,293,841    243,818,494


                                                         Total Investments in Bonds--88.4%            3,872,896,281  3,855,773,945

                                            Shares
Preferred Stocks
Broadcasting &                             128,730       K--III Communications Corp.                     12,997,276     12,631,605
Publishing--0.6%                           421,000       K--III Communications Corp.                     10,562,750     11,340,687
                                                                                                     -------------- --------------
                                                                                                         23,560,026     23,972,292


Capital Goods--0.2%                        325,775       BCP/Essex Holdings, Inc. (k)                     8,255,060      8,347,984


Energy--0.3%                                29,517       Consolidated Hydro, Inc.                        14,891,917     14,765,879
                                               250       Transamerican Energy                                25,000         25,062
                                                                                                     -------------- --------------
                                                                                                         14,916,917     14,790,941


Paper--0.6%                                830,000       S.D. Warren Co.                                 23,405,940     25,937,500


Steel--0.3%                                550,000       USX Capital LLC                                 13,750,000     13,612,500


                                                         Total Investments in Preferred
                                                         Stocks--2.0%                                    83,887,943     86,661,217

Common Stocks

Consumer                                   200,369       Culligan Water Technologies                      1,686,248      3,005,535
Products--0.2%                             200,369       Samsonite Corp.                                  2,398,992      2,366,859
                                                                                                     -------------- --------------
                                                                                                          4,085,240      5,372,394


Energy--0.0%                                57,237       Mesa Inc.                                          325,690        271,876


Financial Services--0.0%                   132,585       Lomas Financial Corporation                      1,689,807         74,579


Food &                                     120,194       Abco Markets Inc. (k)                            4,054,875      1,584,759
Beverage--0.2%                             144,250       Foodbrands America                               5,728,121      2,046,547
                                           521,389       Grand Union Co. (f)                             29,475,625      6,745,470
                                                                                                     -------------- --------------
                                                                                                         39,258,621     10,376,776

Hotels &                                   320,040       Capital Gaming International Inc.                2,882,508         89,386
Casinos--0.0%                               75,500       Goldriver Hotel & Casino Corporation
                                                           (Class B) (d)                                    540,045         94,375
                                            23,000       Trump Taj Mahal Holding Corp. (Class A)             11,500        293,250
                                                                                                     -------------- --------------
                                                                                                          3,434,053        477,011


Industrial Services--0.0%                   11,400       Thermadyne Industries, Inc.                        165,300        205,912


                                                         Total Investments in
                                                         Common Stocks--0.4%                             48,958,711     16,778,548



SCHEDULE OF INVESTMENTS (continued)
                                         Shares                                                                           Value
Industries                                Held                    Issue                                       Cost      (Note 1a)

Trusts & Warrants                                                                                            High Income Portfolio
Broadcasting &                             177,500       American Telecasting Inc. (Warrants) (e)    $      413,723 $      576,875
Publishing--0.0%


Cellular Telephones--0.0%                   57,040       Page Mart Inc. (Warrants) (e)                      236,127        313,720


Energy--0.0%                                18,000       Consolidated Hydro Inc. (Warrants) (e)             390,123        258,750
                                           407,678       Transamerican Refining Corp. (Warrants) (e)        950,408      1,477,833
                                            20,833       UGI Corp. (Warrants) (e)                            91,057          3,437
                                                                                                     -------------- --------------
                                                                                                          1,431,588      1,740,020


Financial Services--0.0%                     7,194       Reliance Group Holdings, Inc. (Warrants) (e)             0              0


High Technology--0.0%                      394,563       Anacomp, Inc. (Warrants) (e) (k)                   495,400         36,990

Hotels &                                   273,000       Capital Gaming International Inc.
Casinos--0.0%                                              (Warrants) (e)                                 1,344,151         12,967
                                             7,550       Goldriver Hotel & Casino Corp.
                                                           Liquidating Trust (k)                            192,320         68,514
                                           113,386       Trump Castle Funding, Inc. (Warrants) (e)                0              0
                                                                                                     -------------- --------------
                                                                                                          1,536,471         81,481


Paper--0.0%                                 60,000       S.D. Warren Co. (Warrants) (e)                     165,310        405,000


Steel--0.0%                                 25,000       Gulf States Steel (Warrants) (e)                   275,399         21,875


Telecommunications--0.0%                   302,500       ALC Communications Corp. (Warrants) (e)            831,875              0


                                                         Total Investments in Trusts &
                                                         Warrants--0.0%                                   5,385,893      3,175,961


                                           Face
                                          Amount

Short-Term Securities

Commercial                            $ 30,000,000       ANZ (Delaware), Inc:
Paper***--9.0%                                             5.71% due 10/11/1995                          29,957,175     29,957,175
                                        10,000,000       Federal Home Loan Banks, Discount Note,
                                                           5.62% due 10/26/1995                           9,962,533      9,962,533
                                       100,000,000       Ford Motor Credit Co., 5.74%
                                                           due 10/02/1995                               100,000,000    100,000,000
                                        69,769,000       General Electric Capital Corp.,
                                                           6.45% due 10/02/1995                          69,769,000     69,769,000
                                        30,000,000       JC Penney Funding Corp., 5.75% due
                                                           11/16/1995                                    29,784,375     29,784,375
                                                         Navistar Financial Corporation:
                                        20,000,000         6.125% due 10/19/1995                         19,942,153     19,942,153
                                        25,000,000         6.125% due 10/23/1995                         24,910,677     24,910,677
                                                         Onyx Corp.:
                                        20,000,000         6.45% due 10/02/1995                          20,000,000     20,000,000
                                        30,000,000         6.45% due 10/06/1995                          29,978,500     29,978,500
                                                         Vons Supermarket:
                                        15,000,000         6% due 10/16/1995                             14,965,000     14,965,000
                                        20,000,000         6% due 10/19/1995                             19,943,333     19,943,333
                                        20,000,000         6.05% due 10/26/1995                          19,919,333     19,919,333
                                                                                                     -------------- --------------
                                                                                                        389,132,079    389,132,079

SCHEDULE OF INVESTMENTS (concluded)
                                          Face                                                                          Value
                                         Amount                         Issue                             Cost        (Note 1a)

Short-Term Securities (concluded)                                                                            High Income Portfolio
US Government Agency
Obligations***--0.0%                   $   780,000       Federal Home Loan Banks, 5.62% due
                                                           10/16/1995                                $      778,295 $      778,295


                                                         Total Investments in Short-Term
                                                         Securities--9.0%                               389,910,374    389,910,374


Total Investments--99.8%                                                                             $4,401,039,202  4,352,300,045
                                                                                                     ==============
Other Assets Less Liabilities--0.2%                                                                                      8,482,583
                                                                                                                    --------------
Net Assets--100.0%                                                                                                  $4,360,782,628
                                                                                                                    ==============


  ++Represents a pay-in-kind security which may pay interest/dividend in additional face/shares.
++++Subject to principal paydowns.
   *Not Rated.
  **Industry classifications for convertible bonds are: (1) Conglomerates;
    (2) Financial Services; (3) Health Services; (4) Transportation Services;
    (5) Waste Management.
 ***Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
 (a)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (b)Each $1,000 face amount contains one warrant of American Telecasting, Inc.
 (c)Each $1,000 face amount contains one warrant of Cellular Communications Corp.
 (d)Each share of Series B Stock contains a right which entitles the Portfolio to purchase a predetermined number of shares of preferred stock. The purchase price and number of shares are subject to adjustment.
 (e)Warrants entitle the portfolio to purchase a predetermined number of shares of common stock/face amount of bonds. The purchase price and number of shares/face amount are subject to adjustment under certain conditions until the expiration date.

 (f)Non-income producing security.
 (g)Each $1,000 face amount contains one warrant of Australis Media Ltd.
 (h)Each $1,000 face amount contains one warrant of Peoples Choice T.V. Corporation.
 (i)Each $1,000 face amount contains one warrant of United International Holdings, Inc.
 (j)Each $1,000 face amount contains six warrants of Echostar Communications, Corp.
 (k)Restricted securities. The value of the Portfolio's investments in restricted securities was approximately $437,709,000, representing
    10.0% of net assets.



                                                   Acquisition                                Value
    Issue                                             Date(s)              Cost             (Note 1a)
    Abco Markets Inc.                              11/19/1992          $  4,054,875        $  1,584,759
    Anacomp, Inc. (Warrants)                10/23/1990--3/14/1991           495,400              36,990
    BCP/Essex Holdings, Inc.                 5/26/1995--6/20/1995         8,255,060           8,347,984
    Bell Cablemedia PLC, 11.50%
      due 9/15/2005                          9/13/1995--9/27/1995        26,766,422          27,844,343
    Cabot Corporation, 12.50%
      due 7/15/2005                                 6/29/1995            10,000,000          10,412,500
    Cumberland Farms,
      10.50% due 10/01/2003                         2/18/1994            14,681,250          13,012,500
    Exide Corp., 10% due 4/15/2005           4/21/1995--6/28/1995        10,071,250          10,600,000
    Goldriver Hotel & Casino
      Corp. Liquidating Trust                       8/31/1992               192,320              68,514
    Gulf State Steel, 13.50%
      due 4/15/2003                          4/12/1995--6/08/1995        24,760,851          23,250,000
    HMH Properties, Inc.,
      9.50% due 5/15/2005                    5/18/1995--9/06/1995        48,464,602          49,312,500
    International Wire Group,
      11.75% due 6/01/2005                   6/07/1995--8/30/1995        22,012,500          22,055,000
    Metrogas Inc., 12% due 8/15/2000         8/07/1995--9/29/1995        38,492,500          37,826,250
    Oleoducto Central S.A.,
      9.35% due 9/01/2005                           9/21/1995            27,967,500          28,140,000
    Polymer Group, Inc.,
      12.75% due 7/15/2002                          6/17/1994            16,680,000          17,336,250
    Samsonite Corporation,
      11.125% due 7/15/2005                  7/07/1995--10/03/1995       22,418,750          21,937,500
    Selmer Inc., 11% due 5/15/2005           5/18/1995--9/06/1995        12,985,000          12,675,000
    Six Flags Theme Parks,
      12.18% due 6/01/2005                   6/16/1995--9/06/1995        29,125,369          30,200,000
    Specialty Foods Corp.,
      11.125% due 10/01/2002                 7/12/1995--9/08/1995        11,970,000          11,820,000
    Sunflower Electric Power
      Corp., 8% due 12/31/2016              11/29/1991--7/15/1994        10,673,917          12,895,656

    Telecom Argentina S.A.,
      8.375% due 10/18/2000                  7/18/1994--7/26/1994        25,952,625          27,667,500
    Tucson Electric & Power Co.:
      10.21% due 1/01/2009                   6/04/1993--7/19/1994        17,593,025          18,706,728
      10.732% due 1/01/2013                  3/01/1993--7/16/1993        16,252,461          16,931,826
    Weirton Steel Corporation,
      10.75% due 6/01/2005                   6/05/1995--9/22/1995        22,413,750          21,332,500
    Young Broadcasting Inc.,
      10.125% due 2/15/2005                         6/07/1995            13,000,000          13,715,000

                                                                       $435,279,427        $437,709,300
                                                                       ============        ============

Ratings of issues shown have not been audited by Deloitte & Touche LLP.




See Notes to Financial Statements.







SCHEDULE OF INVESTMENTS
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes                                                                                           Investment Grade Portfolio
US Government                                            United States Treasury Notes & Bonds:
Obligations--8.8%    AAA      Aaa      $11,000,000         8.875% due 11/15/1997                     $   11,354,063 $   11,644,559
                     AAA      Aaa        5,000,000         9.25% due 8/15/1998                            5,289,844      5,433,581
                     AAA      Aaa       10,000,000         6.875% due 8/31/1999                          10,301,562     10,301,525
                     AAA      Aaa        7,000,000         5.875% due 6/30/2000                           7,005,670      6,963,897
                     AAA      Aaa        5,000,000         6.25% due 8/31/2000                            5,048,437      5,048,431
                     AAA      Aaa        3,000,000         7.50% due 11/15/2001                           3,200,625      3,213,757
                     AAA      Aaa        8,000,000         6.375% due 8/15/2002                           7,982,882      8,121,220
                     AAA      Aaa        6,000,000         6.50% due 5/15/2005                            6,088,125      6,139,695
                     AAA      Aaa        7,500,000         6.50% due 8/15/2005                            7,616,016      7,685,147
                     AAA      Aaa        9,500,000         8.875% due 8/15/2017                          10,806,250     11,915,114
                     AAA      Aaa       12,000,000         7.50% due 11/15/2024                          13,037,969     13,357,515
                     AAA      Aaa       10,000,000         7.625% due 2/15/2025                          11,221,875     11,324,962
                                                                                                     -------------- --------------
                                                                                                         98,953,318    101,149,403

Banking--6.0%        A        A2         6,000,000       BankAmerica Corp., 7.125% due 5/12/2005          5,913,000      6,125,520
                     A        A2         7,000,000       Citicorp, 8.80% due 2/01/2000                    7,000,000      7,568,282
                     A+       A1         6,000,000       Fifth Third Bank, 6.75% due 7/15/2005            5,960,400      6,022,470
                     A-       A3         8,500,000       First Bank System, Inc., 6.875% due
                                                           9/15/2007                                      8,421,290      8,471,865
                     A-       A3         7,500,000       First Union Corp., 7.05% due 8/01/2005           7,417,500      7,596,825
                     A-       A3         5,000,000       Golden West Financial Corp., 9.15%
                                                           due 5/23/1998                                  5,678,700      5,337,400
                     A-       A2         7,650,000       Maybank New York, 7.125% due 9/15/2005           7,600,887      7,682,359
                                                         NationsBank Corporation:
                     A        A2         5,000,000         7.50% due 2/15/1997                            4,995,700      5,088,575
                     A-       A3         6,000,000         7.75% due 8/15/2015                            6,000,000      6,186,750
                     A+       A1         3,500,000       Norwest Corp., 6.625% due 3/15/2003              3,553,235      3,481,957
                     AA+      Aa2        6,000,000       Wachovia Bank of North Carolina,
                                                           6.55% due 6/09/1997 (a)                        5,995,620      6,053,860
                                                                                                     -------------- --------------
                                                                                                         68,536,332     69,615,863


Federal              AAA      Aaa       15,000,000       Federal National Mortgage Association,
Agencies--1.4%                                             7.85% due 9/10/2004                           14,817,437     15,653,925


Financial                                                Chrysler Financial Corp.:
Services--           A-       A3         2,000,000         9.50% due 12/15/1999                           2,263,120      2,192,770
Captive--4.1%        A-       A3        14,000,000         10.95% due 8/01/2017                          16,298,000     15,684,899
                     A+       A1         1,000,000       Ford Motor Credit Co., 7.75% due
                                                           3/15/2005                                        999,090      1,059,215
                                                         General Motors Acceptance Corp.:
                     BBB+     A3         7,630,000         5% due 1/27/1997                               7,501,587      7,522,704
                     BBB+     A3         8,000,000         7.60% due 1/20/1998                            7,829,600      8,210,755
                     BBB+     A3         6,100,000         7.125% due 5/11/1998                           6,168,808      6,206,365
                     BBB+     A3         7,000,000         7.40% due 9/01/2025                            6,943,580      7,010,570
                                                                                                     -------------- --------------
                                                                                                         48,003,785     47,887,278


Financial            BBB-     Baa2      15,000,000       Advanta Corp., 6.26% due 9/01/1997              14,991,450     14,962,050
Services--           A+       A1         2,500,000       American General Finance Corp., 8.50%
Consumer--4.7%                                             due 8/15/1998                                  2,848,650      2,644,300
                                                         Associates Corp. of North America:
                     AA-      Aa3        6,000,000         8.375% due 1/15/1998                           6,019,320      6,273,720
                     AA-      Aa3        2,000,000         5.25% due 9/01/1998                            1,939,180      1,947,620
                     AA-      Aa3        1,500,000         7.25% due 9/01/1999                            1,481,430      1,545,900
                     A        A2        19,000,000       Beneficial Corporation, 5.65% due
                                                           10/14/1997 (b)                                19,000,000     18,912,049
                     A+       Aa3        8,000,000       CIT Group Holdings, Inc., 5.70%
                                                           due 5/02/1997 (b)                              8,000,000      7,974,840
                                                                                                     -------------- --------------
                                                                                                         54,280,030     54,260,479

SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes (continued)                                                                               Investment Grade Portfolio
Financial                                                Bear Stearns Companies, Inc.:
Services--           A        A2       $ 9,900,000         6.70% due 8/01/2003                       $    8,945,640 $    9,685,368
Other--7.7%          A        A2         3,000,000         8.75% due 3/15/2004                            3,224,430      3,327,285
                                                         Dean Witter, Discover & Co.:
                     A        A2         3,500,000         6.75% due 8/15/2000                            3,486,805      3,539,165
                     A        A2         3,000,000         6.50% due 11/01/2005                           2,965,350      2,915,145
                     A        A2         6,000,000         6.75% due 10/15/2013                           5,880,540      5,616,540
                                                         General Electric Capital Corp.:
                     AAA      Aaa        6,000,000         14% due 7/01/1996 (a)                          6,811,140      6,348,282
                     AAA      Aaa        6,200,000         8.125% due 5/15/2012                           6,301,726      6,859,246
                     A        A3         5,000,000       Lehman Brothers Inc., 7.375% due
                                                           8/15/1997                                      4,993,500      5,069,075
                     A+       A1         5,000,000       Morgan Stanley Group Inc., 8.875% due
                                                           10/15/2001                                     5,755,450      5,539,450
                     BBB+     Baa1      10,000,000       PaineWebber Group Inc., 8.875% due
                                                           3/15/2005                                      9,997,850     11,015,500
                                                         Smith Barney Holdings, Inc.:
                     A-       A3         3,000,000         7.50% due 5/01/2002                            3,046,590      3,110,895
                     A-       A3         6,000,000         6.875% due 6/15/2005                           5,957,580      5,936,940
                                                         The Travelers Corp.:
                     A+       A2         9,000,000         9.50% due 3/01/2002                            9,610,100     10,291,275
                     A+       A2         9,000,000         7.875% due 5/15/2025                           8,994,780      9,390,015
                                                                                                     -------------- --------------
                                                                                                         85,971,481     88,644,181


Foreign*--10.5%      A+       Aa2       15,000,000       ABN AMRO Bank, N.V., 7.25% due
                                                           5/31/2005 (2)                                 15,028,410     15,446,250
                     AA-      A1        10,000,000       Aegon N.V., 8% due 8/15/2006 (2)                 9,908,700     10,879,299
                     BBB+     A3         8,885,000       Bangkok Bank Public Company Limited,
                                                           7.25% due 9/15/2005 (c)                        8,799,674      8,887,576
                                                         CRA Finance Ltd. (1):
                     A+       A2         4,000,000         6.50% due 12/01/2003                           4,005,890      3,921,600
                     A+       A2         3,500,000         7.125% due 12/01/2013                          3,479,700      3,405,570
                     AAA      Aaa        4,000,000       Export-Import Bank of Japan, 8.35%
                                                           due 12/01/1999 (3)                             4,226,640      4,319,000
                                                         Metropolis of Tokyo (Japan) (3):
                     AAA      Aaa        3,550,000         9.25% due 10/11/1998                           4,134,756      3,842,289

                     AAA      Aaa        3,000,000         8.70% due 10/05/1999                           3,469,410      3,254,865
                     AAA      Aaa        4,000,000         9.25% due 11/08/2000                           4,219,660      4,507,280
                     BBB      Baa1       5,000,000       Petro-Canada, 9.25% due 10/15/2021 (4)           5,300,650      5,943,875
                     A+       A2        12,000,000       Pohang Iron & Steel Industries,
                                                           7.375% due 5/15/2005 (7)                      12,217,645     12,242,580
                     AA-      Aa3       11,000,000       Province of Ontario (Canada), 7.75%
                                                           due 6/04/2002 (5)                             10,910,730     11,725,285
                                                         Province of Quebec (Canada) (5):
                     A+       A2         4,000,000         8.80% due 4/15/2003                            4,048,000      4,452,740
                     A+       A2         4,500,000         13% due 10/01/2013                             5,706,285      5,462,122
                     AA       A1        13,803,000       Republic of Italy, 6.875% due 9/27/2023 (6)     11,896,625     12,602,415
                     A+       A1         5,500,000       Telekom Malaysia Berhad, 7.125% due
                                                           8/01/2005 (6) (c)                              5,463,480      5,612,997
                     A        A2         5,000,000       WMC (Western Mining Corp.) Finance,
                                                           7.25% due 11/15/2013 (1)                       5,036,900      5,000,850
                                                                                                     -------------- --------------
                                                                                                        117,853,155    121,506,593




SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes (continued)                                                                               Investment Grade Portfolio
Industrial--         A-       A2       $ 6,000,000       American Home Products Corporation,
Consumer                                                   7.90% due 2/15/2005                       $    5,988,300 $    6,497,070
Goods--12.5%         AA-      A1         3,000,000       Anheuser-Busch Cos., Inc., 8.75% due
                                                           12/01/1999                                     3,367,590      3,270,705
                     A+       A1        10,000,000       Bass America, Inc., 8.125% due 3/31/2002        10,250,610     10,768,950
                                                         Dillard Department Stores, Inc.:
                     A+       A2         4,000,000         7.375% due 6/15/1999                           4,254,860      4,136,100
                     A+       A2         5,000,000         9.125% due 8/01/2011                           6,054,000      5,964,650
                                                         Grand Metropolitan Investment Corp.:
                     A+       A2         4,000,000         6.50% due 9/15/1999                            4,000,000      4,009,840
                     A+       A2         9,000,000         8.625% due 8/15/2001                           9,412,690      9,833,490
                     A+       A1         5,000,000       JC Penney & Co., 6.375% due 9/15/2000            4,991,900      4,988,155
                     AAA      Aaa        7,000,000       Johnson & Johnson Co., 8.72% due
                                                           11/01/2024                                     7,057,420      7,954,835
                     AA       Aa2        5,000,000       Kimberly-Clark Corporation, 7.875%
                                                           due 2/01/2023                                  5,084,900      5,252,900
                     BBB      Baa1      10,000,000       Kmart Corporation, 7.24% due 7/06/1999           9,734,500     10,039,237
                     A        A2         9,500,000       Philip Morris Cos., Inc., 9% due
                                                           1/01/2001                                      9,698,815     10,404,305

                                                         RJR Nabisco, Inc.:
                     BBB-     Baa3       7,000,000         8.75% due 4/15/2004                            6,794,580      7,106,330
                     BBB-     Baa3      13,000,000         8.75% due 8/15/2005                           12,570,510     13,157,235
                     BBB      Baa2       9,000,000         7.55% due 6/15/2015                            8,981,960      8,978,130
                                                         Sears, Roebuck & Co.:
                     BBB      A2         5,000,000         9.25% due 4/15/1998                            5,712,125      5,333,550
                     BBB      A2         8,785,000         8.45% due 11/01/1998                           9,709,797      9,277,443
                     AA       Aa1        7,000,000       Wal-Mart Stores, Inc., 8.50% due 9/15/2024       6,872,720      7,779,800
                     A        A2         9,000,000       Weyerhaeuser Company, 7.95% due
                                                           3/15/2025                                      8,901,360      9,882,630
                                                                                                     -------------- --------------
                                                                                                        139,438,637    144,635,355


Industrial-                                              BP America Inc.:
Energy--5.0%         AA-      A1        11,000,000         10% due 7/01/2018                             11,869,080     12,360,095
                     AA-      A1         4,075,000         9.375% due 11/01/2000                          4,488,287      4,603,731
                     AA-      A1         9,000,000         7.875% due 5/15/2002                           9,519,510      9,692,505
                     A+       A1        12,000,000       Petroliam Nasional Berhad, 6.875%
                                                           due 7/01/2003 (c)                             11,929,530     12,060,780
                     AA-      Aa3        5,000,000       Repsol International Finance, 7%
                                                           due 8/01/2005                                  4,997,450      5,087,000
                                                         Texaco Capital Inc.:
                     A+       A1         5,500,000         9% due 12/15/1999                              6,215,190      6,018,540
                     A+       A1         2,000,000         8.875% due 2/15/2021                           1,999,720      2,451,182
                     A+       A1         4,500,000         8.625% due 4/01/2032                           4,792,770      5,296,500
                                                                                                     -------------- --------------
                                                                                                         55,811,537     57,570,333


Industrial--         BBB      Baa2      12,000,000       Applied Materials Inc., 8% due 9/01/2004        11,912,280     12,841,740
Other--17.9%                                             Archer-Daniels-Midland Co.:
                     AA-      Aa2        8,100,000         8.875% due 4/15/2011                           8,733,635      9,464,283
                     AA-      Aa2        2,000,000         8.125% due 6/01/2012                           2,125,020      2,208,400
                     AA-      Aa3        7,800,000       Capital Cities/ABC, Inc., 8.75% due
                                                           8/15/2021                                      8,800,114      9,149,595
                     A-       A3        11,000,000       Carnival Cruise Lines, Inc., 7.70%
                                                           due 7/15/2004                                 11,028,940     11,546,149
                                                         Columbia/HCA Healthcare Corp.:
                     BBB+     A3         5,000,000         6.87% due 9/15/2003                            5,000,000      5,008,830
                     BBB+     A3         6,000,000         9% due 12/15/2014                              6,651,540      7,029,397


SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes (continued)                                                                               Investment Grade Portfolio
Industrial--         BBB      Baa3    $ 15,000,000       Developers Diversified Realty Corporation,
Other                                                      6.717% due 12/27/1995 (b)                 $   14,978,550 $   15,020,745
(concluded)          AA-      Aa3       12,000,000       Du Pont (E.I.) de Nemours & Co., 8.25%
                                                           due 1/15/2022                                 12,481,570     12,869,519
                     A        A1         2,000,000       Electronic Data Systems Corp.,
                                                           6.85% due 5/15/2000 (c)                        1,998,420      2,027,500
                     BBB      Baa2       9,000,000       Federal Express Corporation, 9.65% due
                                                           6/15/2012                                     10,137,590     10,753,740
                                                         Ford Capital B.V.:
                     A+       A1        10,000,000         9.875% due 5/15/2002                          10,531,200     11,651,599
                     A+       A1         3,995,000         9.50% due 6/01/2010                            4,430,215      4,832,212
                     AA-      A2         6,500,000       Hubbell Incorporated, 6.625% due 10/01/2005      6,459,700      6,459,700
                     BBB-     Baa3       9,000,000       James River Corp. of Virginia, 6.70% due
                                                           11/15/2003                                     8,350,380      8,854,110
                     AA       Aa2        8,500,000       Kaiser Foundation Hospital, 9.55% due
                                                           7/15/2005                                      9,561,225     10,170,547
                     BBB      Baa2       6,000,000       Loral Corporation, 8.375% due 6/15/2024          5,493,240      6,518,580
                                                         News American Holdings, Inc.:
                     BBB-     Baa3       4,000,000         9.125% due 10/15/1999                          4,298,640      4,348,260
                     A        A3         6,000,000         9.25% due 2/01/2013                            6,786,960      6,785,820
                     BBB      Baa2       8,000,000       Placer Dome Inc., 7.75% due 6/15/2015            7,922,480      7,903,960
                     AA-      Aa3        9,000,000       Reed Elsevier Capital, 7.50% due 5/15/2025       8,899,380      9,286,766
                                                         Telecommunications, Inc.:
                     BBB-     Baa3       7,059,000         9.25% due 4/15/2002                            7,780,924      7,811,277
                     BBB-     Baa3      10,000,000         8.25% due 1/15/2003                            9,713,200     10,448,100
                     BBB-     Baa3       2,500,000         9.80% due 2/01/2012                            2,631,150      2,849,000
                                                         Time Warner Entertainment Co.:
                     BBB-     Baa3       5,000,000         10.15% due 5/01/2012                           5,036,200      5,999,225
                     BBB-     Baa3       5,000,000         8.375% due 3/15/2023                           5,281,450      5,131,650
                                                                                                     -------------- --------------
                                                                                                        197,024,003    206,970,704


Supranational--      AAA      Aaa        3,000,000       Asian Development Bank, 10.75% due
3.3%                                                       6/01/1997                                      3,302,730      3,216,015
                     AAA      Aaa        8,000,000       Inter-American Development Bank Co.,
                                                           8.875% due 6/01/2009                          10,115,250      9,748,960
                     AAA      Aaa       19,000,000       International Bank for Reconstruction &
                                                           Development, 12.375% due 10/15/2002           24,032,800     25,324,720
                                                                                                     -------------- --------------
                                                                                                         37,450,780     38,289,695

Transportation--                                         Southwest Airlines, Inc.:
1.9%                 A-       Baa1      10,000,000         9.40% due 7/01/2001                           11,326,040     11,238,749
                     A-       Baa1       2,000,000         8% due 3/01/2005                               1,989,220      2,151,200
                     A-       Baa1       3,000,000         7.875% due 9/01/2007                           2,983,950      3,213,135
                     A-       A3         5,000,000       Union Pacific Corp., 7.375% due 5/15/2001        5,000,000      5,183,600
                                                                                                     -------------- --------------
                                                                                                         21,299,210     21,786,684


Utilities--          AA       Aa3        6,000,000       AT&T Corporation, 8.35% due 1/15/2025            5,893,620      6,438,840
Communications--                                         GTE Corp.:
2.2%                 BBB+     Baa1       4,000,000         9.10% due 6/01/2003                            4,242,720      4,537,660
                     BBB+     Baa1       9,500,000         8.75% due 11/01/2021                           9,904,225     10,930,462
                     A+       A1         2,000,000       Southwestern Bell Telecommunications
                                                           Corp., 6.125% due 3/01/2000                    2,011,250      1,984,500
                     AA-      Aa3        1,000,000       US West Communications, 7.25%
                                                           due 9/15/2025                                    998,300      1,007,635
                                                                                                     -------------- --------------
                                                                                                         23,050,115     24,899,097



SCHEDULE OF INVESTMENTS (concluded)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes (concluded)                                                                               Investment Grade Portfolio
Utilities--          A        A2       $ 5,000,000       Central Power & Light Co., 6%
Electric--3.0%                                             due 10/01/1997                            $    4,973,400 $    4,971,350
                     AA-      Aa2        6,000,000       Duke Power Co., 8% due 11/01/1999                5,964,660      6,356,160
                     A        A2         2,000,000       Georgia Power Co., 6.125% due 9/01/1999          1,961,420      1,980,310
                     AA-      A1         3,000,000       Northern States Power Company, 7.125%
                                                           due 7/01/2025                                  2,972,040      2,957,421
                     BBB+     Baa1       3,425,000       PECO Energy Co., 8% due 4/01/2002                3,459,387      3,650,331
                     AA-      Aa3        5,000,000       TECO Energy, Inc., 9.27% due 6/12/2000 (a)       5,000,000      5,566,736
                     A        A2         8,500,000       Virginia Electric & Power Co., 8.625%
                                                           due 10/01/2024                                 8,377,160      9,451,447
                                                                                                     -------------- --------------
                                                                                                         32,708,067     34,933,755


Utilities--                                              Consolidated Natural Gas Co.:
Gas--0.8%            AA-      A1         7,500,000         8.75% due 6/01/1999                            7,450,660      8,070,750
                     AA-      A1         1,000,000         7.375% due 4/01/2005                             993,380      1,048,045
                                                                                                     -------------- --------------
                                                                                                          8,444,040      9,118,795


                                                         Total Investments in Bonds &
                                                         Notes--89.8%                                 1,003,641,927  1,036,922,140

Short-Term Securities

Commercial                              50,000,000       American Express Credit Corp.,
Paper**--5.3%                                              5.65% due 10/02/1995                          50,000,000     50,000,000
                                        12,000,000       General Electric Capital Corp.,
                                                           5.72% due 10/02/1995                          12,000,000     12,000,000
                                                                                                     -------------- --------------
                                                                                                         62,000,000     62,000,000


Repurchase                              51,715,000       UBS Securities Funding, Inc., purchased
Agreements***--4.5%                                        on 9/29/1995 to yield 6.42%
                                                           due 10/02/1995                                51,715,000     51,715,000


                                                         Total Investments in Short-Term
                                                         Securities--9.8%                               113,715,000    113,715,000


Total Investments--99.6%                                                                             $1,117,356,927  1,150,637,140
                                                                                                     ==============
Other Assets Less Liabilities--0.4%                                                                                      4,199,002
                                                                                                                    --------------
Net Assets--100.0%                                                                                                  $1,154,836,142
                                                                                                                    ==============



  *Corresponding industry groups for foreign securities which are denominated in US dollars: (1) Industrial Mining. (2) Financial Institution. (3) Government Entity; Guaranteed by Japan. (4) Energy Company; not Guaranteed by Canada.
   (5) Government Entity; Guaranteed by the Province. (6) Government Entity.
   (7) Industrial; Metals.
 **Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio. ***Repurchase Agreements are fully collateralized by US Government Obligations.
(a)Medium-Term Note.
(b)Floating Rate Note.
(c)Restricted securities as to resale. The value of the Portfolio's investment in restricted securities was approximately $28,509,000, representing 2.5% of net assets.

                                                  Acquisition                                Value
   Issue                                             Dates                Cost             (Note 1a)
   Bangkok Bank Public Company Limited,
     7.25% due 9/15/2005                           9/22/1995           $ 8,799,674         $ 8,887,576
   Electronic Data Systems Corp.,
     6.85% due 5/15/2000                           5/19/1995             1,998,420           2,027,500
   Petroliam Nasional Berhad,
     6.875% due 7/01/2003                     7/14/1995--8/07/1995      11,929,530          12,060,780
   Telekom Malaysia Berhad,
     7.125% due 8/01/2005                          8/04/1995             5,463,480           5,612,997

                                                                       $28,191,104         $28,588,853
                                                                       ===========         ===========


   Ratings of issues shown have not been audited by Deloitte & Touche LLP.




See Notes to Financial Statements.






SCHEDULE OF INVESTMENTS
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes                                                                                          Intermediate Term Portfolio
US Government                                            United States Treasury Notes:
Obligations--12.1%   AAA      Aaa      $ 1,000,000         8.875% due 11/15/1997                     $    1,032,188 $    1,058,596
                     AAA      Aaa        2,000,000         6.875% due 8/31/1999                           2,060,312      2,060,305
                     AAA      Aaa        5,500,000         5.875% due 6/30/2000                           5,512,465      5,471,634
                     AAA      Aaa        7,000,000         6.25% due 8/31/2000                            7,067,812      7,067,804
                     AAA      Aaa        2,000,000         7.875% due 8/15/2001                           2,076,563      2,175,005
                     AAA      Aaa        2,000,000         7.50% due 11/15/2001                           2,133,750      2,142,505
                     AAA      Aaa        5,000,000         6.375% due 8/15/2002                           5,125,000      5,075,762
                     AAA      Aaa        5,000,000         7.25% due 5/15/2004                            5,026,563      5,342,962
                     AAA      Aaa        5,000,000         7.875% due 11/15/2004                          5,246,875      5,561,712
                     AAA      Aaa       11,500,000         6.50% due 5/15/2005                           11,739,219     11,767,749
                     AAA      Aaa        7,000,000         6.50% due 8/15/2005                            7,146,719      7,172,804
                                                                                                     -------------- --------------
                                                                                                         54,167,466     54,896,838

Banking--8.2%        A        A2         3,000,000       BankAmerica Corp., 7.125% due 5/12/2005          2,956,500      3,062,760
                     A+       A2         2,000,000       Citicorp, 8.80% due 2/01/2000                    2,000,000      2,162,366
                     A+       A1         4,000,000       Fifth Third Bank, 6.75% due 7/15/2005            3,973,600      4,014,980
                     A-       A3         2,500,000       First Union Corp., 7.05% due 8/01/2005           2,472,500      2,532,275
                     A-       A3         4,000,000       Golden West Financial Corp., 9.15%
                                                           due 5/23/1998                                  4,542,960      4,269,920
                     A-       A3         6,000,000       Mellon Financial, 6.875% due 3/01/2003           5,483,220      6,014,190
                     A+       A1         1,000,000       Norwest Corp., 6.625% due 3/15/2003              1,003,060        994,845
                     AA+      Aa2        5,000,000       Wachovia Corporation, 6% due 3/15/1999           4,890,950      4,957,652
                     BBB      Baa1       9,000,000       Washington Mutual Inc., 7.25%
                                                           due 8/15/2005                                  8,930,520      9,200,700
                                                                                                     -------------- --------------
                                                                                                         36,253,310     37,209,688


Federal              AAA      Aaa        2,500,000       Federal National Mortgage Association,
Agencies--0.6%                                             7.85% due 9/10/2004                            2,496,484      2,608,987


Financial            A-       A3         8,000,000       Chrysler Financial Corp., 9.50% due              9,275,380      8,771,080
Services--                                               12/15/1999
Captive--6.6%                                            Ford Motor Credit Co.:
                     A+       A1         2,000,000         9.875% due 5/15/2002                           2,300,380      2,330,320
                     A+       A1         5,000,000         7.75% due 3/15/2005                            4,995,450      5,296,075
                                                         General Motors Acceptance Corp.:
                     BBB+     A3         6,000,000         7.85% due 3/05/1997                            5,977,380      6,135,899
                     BBB+     A3         2,000,000         7.60% due 1/20/1998                            1,957,400      2,052,689
                     BBB+     A3         5,000,000         7.125% due 5/11/1998                           5,056,400      5,087,185
                                                                                                     -------------- --------------
                                                                                                         29,562,390     29,673,248


Financial            BBB-     Baa2      10,000,000       Advanta Corp., 6.26% due 9/01/1997 (a)           9,994,300      9,974,700
Services--                                               Associates Corp. of North America:
Consumer--6.3%       AA-      Aa3        1,500,000         8.375% due 1/15/1998                           1,504,830      1,568,430
                     AA-      Aa3        3,000,000         5.25% due 9/01/1998                            2,908,770      2,921,430
                     A        A2         7,000,000       Beneficial Corp., 5.65% due 10/14/1997 (a)       7,000,000      6,967,597
                                                         CIT Group Holdings, Inc.:
                     A+       Aa3        4,000,000         7.625% due 12/05/1996                          3,987,120      4,065,420
                     A+       Aa3        3,000,000         5.971% due 2/28/1997                           2,998,020      3,006,681
                                                                                                     -------------- --------------
                                                                                                         28,393,040     28,504,258

SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes (continued)                                                                              Intermediate Term Portfolio
Financial            BBB      Baa2     $ 6,000,000       Alex Brown Inc., 7.625% due 8/15/2005       $    5,966,820 $    6,149,550
Services--           A        A2         3,000,000       Bear Stearns Companies, Inc., 8.75%
Other--6.6%                                                due 3/15/2004                                  3,224,430      3,327,285
                     BBB      Baa2       4,000,000       Comdisco, Inc., 7.25% due 4/15/1998              3,990,720      4,072,940
                     A        A2         6,250,000       Dean Witter, Discover & Co., 6.75%
                                                           due 8/15/2000                                  6,226,437      6,319,937
                     BBB+     Baa1       4,000,000       PaineWebber Group Inc., 8.875% due 3/15/2005     4,025,080      4,406,200
                                                         Smith Barney Holdings, Inc.:
                     A-       A3         2,000,000         7.98% due 3/01/2000                            2,000,000      2,102,970
                     A-       A3         1,000,000         6.875% due 6/15/2005                             992,930        989,490
                     A+       A2         2,000,000       The Travelers Corp., 9.50% due 3/01/2002         2,168,400      2,286,950
                                                                                                     -------------- --------------
                                                                                                         28,594,817     29,655,322


Foreign*--9.5%       A+       Aa2        3,500,000       ABN AMRO Bank, N.V., 7.25% due 5/31/2005 (2)     3,497,025      3,604,125
                     BBB+     A3         5,000,000       Bangkok Bank Public Company Limited,
                                                           7.25% due 9/15/2005 (2)(b)                     4,949,950      5,001,450
                     A+       A2         4,000,000       CRA Finance Ltd., 6.50% due
                                                           12/01/2003 (4)                                 4,006,020      3,921,600
                     AAA      Aaa        1,500,000       Japan Finance Corp. for Municipal
                                                           Enterprises, 9.125% due 3/13/2000 (2)          1,654,665      1,642,897
                     AAA      Aaa        2,000,000       Metropolis of Tokyo (Japan), 8.70%
                                                           due 10/05/1999 (5)                             2,312,940      2,169,910
                     A+       A2         1,000,000       Pohang Iron & Steel Co., 7.375% due
                                                           5/15/2005 (6)                                  1,018,160      1,020,215
                     A+       A2         9,000,000       Province of Quebec (Canada), 8.80%
                                                           due 4/15/2003 (3)                              9,288,960     10,018,664
                     BB       Baa3      10,000,000       Republic of South Africa, 9.625%
                                                           due 12/15/1999 (1)                             9,839,025     10,487,000
                     A+       A1         5,000,000       Telekom Malaysia Berhad, 7.125%
                                                         due 8/01/2005 (1) (b)                            4,966,800      5,102,725
                                                                                                     -------------- --------------
                                                                                                         41,533,545     42,968,586

Industrial--         A-       A2         2,000,000       American Home Products Corporation,
Consumer--12.4%                                            7.90% due 2/15/2005                            1,996,100      2,165,690
                     AA-      A1         5,481,000       Anheuser-Busch Cos., Inc., 8.75%
                                                           due 12/01/1999                                 6,189,909      5,975,578
                     A+       A1         3,000,000       Bass America, Inc., 6.625% due 3/01/2003         2,825,520      3,002,160
                                                         Grand Metropolitan Investment Corp.:
                     A+       A2         3,000,000         6.50% due 9/15/1999                            3,040,120      3,007,380
                     A+       A2         3,000,000         8.625% due 8/15/2001                           3,069,700      3,277,830
                     A+       A1         5,000,000       JC Penney & Co., 6.375% due 9/15/2000            4,991,900      4,988,155
                     A        A1         4,000,000       PepsiCo., Inc., 6.125% due 1/15/1998             3,972,240      3,989,740
                     A        A2         3,500,000       Philip Morris Cos., Inc., 9% due 1/01/2001       3,576,195      3,833,165
                                                         RJR Nabisco, Inc.:
                     BBB-     Baa2       5,000,000         6.70% due 6/15/2002                            4,997,050      4,936,650
                     BBB-     Baa3       8,000,000         8.75% due 4/15/2004                            7,785,920      8,121,520
                     BBB-     Baa2       3,000,000         6.85% due 6/15/2005                            2,994,300      2,952,735
                                                         Sears, Roebuck & Co.:
                     BBB      A2         2,500,000         9.25% due 4/15/1998                            2,837,275      2,666,775
                     BBB      A2         7,000,000         8.45% due 11/01/1998                           7,762,380      7,392,385
                                                                                                     -------------- --------------
                                                                                                         56,038,609     56,309,763



SCHEDULE OF INVESTMENTS (continued)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes (continued)                                                                              Intermediate Term Portfolio
Industrial--         AA-      A1       $ 1,000,000       BP America Inc., 7.875% due 5/15/2002       $    1,055,380 $    1,076,945
Energy--3.8%         A+       A1         2,000,000       Petroliam Nasional Berhad,
                                                           6.875% due 7/01/2003 (b)                       1,972,960      2,010,130
                     AA-      Aa3        4,500,000       Repsol International Finance,
                                                           7% due 8/01/2005                               4,497,705      4,578,300
                     BBB-     Baa2       5,000,000       Tenneco, Inc., 7.875% due 10/01/2002             5,250,000      5,308,625
                                                         Texaco Capital Inc.:
                     A+       A1         2,000,000         6.875% due 7/15/1999                           1,996,120      2,029,560
                     A+       A1         2,000,000         9% due 12/15/1999                              2,342,460      2,188,560
                                                                                                     -------------- --------------
                                                                                                         17,114,625     17,192,120

Industrial--                                             Applied Materials Inc.:
Other--12.3%         BBB-     Baa2       4,000,000         6.65% due 9/05/2000                            4,000,000      3,968,659
                     BBB      Baa2       4,000,000         8% due 9/01/2004                               3,970,760      4,280,580
                     A-       A3         9,000,000       Carnival Cruise Lines, Inc.,
                                                           7.70% due 7/15/2004                            8,799,420      9,446,849
                     BBB+     A3         5,000,000       Columbia/HCA Healthcare Corp.,
                                                           6.87% due 9/15/2003                            5,000,000      5,008,830
                     BBB      Baa3       5,000,000       Developers Diversified Realty Corporation,
                                                           6.717% due 12/27/1995 (a)                      4,992,500      5,006,915
                     A        A1         3,500,000       Electronic Data Systems Corp.,
                                                           6.85% due 5/15/2000 (b)                        3,497,235      3,548,125
                     BBB-     Ba1       14,500,000       News America Holdings Inc., 8.50%
                                                           due 2/15/2005                                 14,789,005     15,803,984
                     BBB-     Baa3       8,000,000       Telecommunications, Inc., 9.25%
                                                           due 4/15/2002                                  8,496,110      8,818,160
                                                                                                     -------------- --------------
                                                                                                         53,545,030     55,882,102


Supranational--      AAA      Aaa        1,500,000       International Bank for Reconstruction &
0.4%                                                       Development, 12.375% due 10/15/2002            1,954,980      1,999,320


Transportation       BB+      Baa3       4,310,000       AMR Corporation, 9.50% due 7/15/1998             4,606,528      4,606,528
Services--4.6%       AA       A1         4,000,000       Boeing Co. (The), 6.35% due 6/15/2003            3,599,960      3,942,840
                                                         Southwest Airlines, Inc.:
                     A-       Baa1       6,500,000         9.40% due 7/01/2001                            7,564,180      7,305,187
                     A-       Baa1       1,000,000         8% due 3/01/2005                                 994,610      1,075,600
                     A-       A3         4,000,000       Union Pacific Corporation, 7.375%
                                                           due 5/15/2001                                  4,000,000      4,146,880
                                                                                                     -------------- --------------
                                                                                                         20,765,278     21,077,035


Utilities--          BBB+     Baa2       3,000,000       National Rural Utilities Cooperative
Electric--3.7%                                             Finance Corp., 6.50% due 9/15/2002             2,993,280      2,998,860
                     BBB+     Baa1       7,000,000       PECO Energy Co., 8% due 4/01/2002                7,000,440      7,460,530
                     A-       A2         4,000,000       Pennsylvania Power & Light Co., 5.50%
                                                           due 4/01/1998                                  3,991,280      3,927,580
                     BBB+     Baa2       2,000,000       Texas Utilities Electric Co., 8%
                                                           due 6/01/2002                                  1,972,080      2,141,250
                                                                                                     -------------- --------------
                                                                                                         15,957,080     16,528,220

SCHEDULE OF INVESTMENTS (concluded)
                      S&P     Moody's       Face                                                                          Value
Industries           Rating   Rating       Amount                  Issue                                  Cost          (Note 1a)

Bonds & Notes (concluded)                                                                              Intermediate Term Portfolio
Utilities--                                              Consolidated Natural Gas Co.:
Gas--1.5%            AA-      A1      $  2,000,000         8.75% due 6/01/1999                       $    2,125,440 $    2,152,200
                     AA-      A1         4,500,000         7.375% due 4/01/2005                           4,470,210      4,716,202
                                                                                                     -------------- --------------
                                                                                                          6,595,650      6,868,402


                                                         Total Investments in Bonds &
                                                         Notes--88.6%                                   392,972,304    401,373,889

Short-Term Securities

Commercial                              14,000,000       General Electric Capital Corp.,
Paper**--3.1%                                              5.70% due 10/02/1995                          14,000,000     14,000,000


Repurchase                              19,773,000       UBS Securities Funding, Inc., purchased on
Agreements***--4.4%                                        9/29/1995 to yield 6.42% to 10/02/1995        19,773,000     19,773,000


                                                         Total Investments in Short-Term
                                                         Securities--7.5%                                33,773,000     33,773,000


Total Investments--96.1%                                                                             $  426,745,304    435,146,889
                                                                                                     ==============
Other Assets Less Liabilities--3.9%                                                                                     17,868,633
                                                                                                                    --------------
Net Assets--100.0%                                                                                                  $  453,015,522
                                                                                                                    ==============

  *Corresponding industry groups for foreign securities, which are denominated in US dollars: (1) Government Entity. (2) Financial Institution; Government-Owned & Guaranteed. (3) Government Entity; Guaranteed by Province.
   (4) Industrial Mining. (5) Government Entity; Guaranteed by Japan.
   (6) Industrial; Metals.
 **Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio. ***Repurchase Agreements are fully collateralized by US Government Obligations.
(a)Floating Rate Note.
(b)Restricted security as to resale. The value of the Portfolio's investments in restricted securities was approximately $15,662,000, representing 3.5% of net assets.

                                                   Acquisition                                Value
    Issue                                             Date                 Cost             (Note 1a)
    Bangkok Bank Public Company Limited,
      7.25% due 9/15/2005                           9/22/1995           $ 4,949,950         $ 5,001,450
    Electronic Data Systems Corp.,
      6.85% due 5/15/2000                           5/15/1995             3,497,235           3,548,125
    Petroliam Nasional Berhad,
      6.875% due 7/01/2003                          8/07/1995             1,972,960           2,010,130
    Telekom Malaysia Berhad,
      7.125% due 8/01/2005                          8/04/1995             4,966,800           5,102,725

                                                                        $15,386,945         $15,662,430
                                                                        ===========         ===========

    Ratings of issues shown have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.



FINANCIAL INFORMATION

Statements of Assets and Liabilities as of September 30, 1995
                                                                               High Income        Investment        Intermediate
                                                                                Portfolio      Grade Portfolio     Term Portfolio
Assets:              Investments, at value* (Note 1a)                        $4,352,300,045     $1,150,637,140      $435,146,889
                     Receivables: Interest                                       92,858,745         20,786,194         7,523,975
                                  Capital shares sold                            17,063,314          5,822,222        27,454,416
                                  Securities sold                                   891,000          8,159,022         3,059,633
                                  Loans                                                  --             81,353            30,548
                                  Dividends                                         100,260                 --                --
                     Prepaid registration fees and other assets (Note 1e)            77,987             27,628            32,630
                                                                             --------------     --------------      ------------
                     Total assets                                             4,463,291,351      1,185,513,559       473,248,091
                                                                             --------------     --------------      ------------


Liabilities:         Payables: Securities purchased                              55,889,628         26,399,690        18,349,478
                               Dividends to shareholders (Note 1f)               10,854,613          1,925,248           712,080
                               Capital shares redeemed                            4,748,608          1,263,731           821,080
                               Distributor (Note 2)                               2,128,296            388,133            83,226
                               Investment adviser (Note 2)                        1,509,157            327,320           126,002
                     Accrued expenses and other liabilities                      27,378,421            373,295           140,703
                                                                             --------------     --------------      ------------
                     Total liabilities                                          102,508,723         30,677,417        20,232,569
                                                                             --------------     --------------      ------------

Net Assets:          Net assets                                              $4,360,782,628     $1,154,836,142      $453,015,522
                                                                             ==============     ==============      ============


Net Assets           Class A Common Stock, $.10 par value++                  $   11,569,395     $    4,105,387      $  1,892,800
Consist of:          Class B Common Stock, $.10 par value++++                    41,283,769          5,488,414         1,844,392
                     Class C Common Stock, $.10 par value++++++                   1,729,575            223,958            59,173
                     Class D Common Stock, $.10 par value++++++++                 1,315,773            218,473           142,135
                     Paid-in capital in excess of par                         4,387,414,022      1,151,204,980       455,439,394
                     Undistributed investment income--net                         2,875,853                 --                --
                     Accumulated realized capital losses on
                     investments--net                                           (36,666,602)        (6,680,118)       (5,362,923)
                     Accumulated distributions in excess of realized
                     capital gains on investments--net                                   --        (33,005,165)       (9,401,034)
                     Unrealized appreciation (depreciation) on
                     investments--net                                           (48,739,157)        33,280,213         8,401,585
                                                                             --------------     --------------      ------------
                     Net assets                                              $4,360,782,628     $1,154,836,142      $453,015,522
                                                                             ==============     ==============      ============


Net Asset            Class A: Net assets                                     $  902,321,267     $  472,388,101      $217,713,602
Value:                                                                       ==============     ==============      ============
                              Shares outstanding                                115,693,946         41,053,869        18,928,003
                                                                             ==============     ==============      ============
                              Net asset value and redemption price per
                              share                                          $         7.80     $        11.51      $      11.50
                                                                             ==============     ==============      ============
                     Class B: Net assets                                     $3,220,766,637     $  631,517,399      $212,146,426
                                                                             ==============     ==============      ============
                              Shares outstanding                                412,837,687         54,884,140        18,443,916
                                                                             ==============     ==============      ============
                              Net asset value and redemption price per
                              share                                          $         7.80     $        11.51      $      11.50
                                                                             ==============     ==============      ============
                     Class C: Net assets                                     $  135,018,928     $   25,777,792      $  6,806,202
                                                                             ==============     ==============      ============
                              Shares outstanding                                 17,295,752          2,239,580           591,728
                                                                             ==============     ==============      ============
                              Net asset value and redemption price per
                              share                                          $         7.81     $        11.51      $      11.50
                                                                             ==============     ==============      ============
                     Class D: Net assets                                     $  102,675,796     $   25,152,850      $ 16,349,292
                                                                             ==============     ==============      ============
                              Shares outstanding                                 13,157,731          2,184,726         1,421,349
                                                                             ==============     ==============      ============
                              Net asset value and redemption price per
                              share                                          $         7.80     $        11.51      $      11.50
                                                                             ==============     ==============      ============

                    *Identified cost                                         $4,401,039,202     $1,117,356,927      $426,745,304
                                                                             ==============     ==============      ============
                   ++Authorized shares--Class A                                 200,000,000        100,000,000        50,000,000
                                                                             ==============     ==============      ============
                 ++++Authorized shares--Class B                                 700,000,000        100,000,000        50,000,000
                                                                             ==============     ==============      ============
               ++++++Authorized shares--Class C                                 200,000,000        100,000,000        50,000,000
                                                                             ==============     ==============      ============
             ++++++++Authorized shares--Class D                                 500,000,000        100,000,000        50,000,000
                                                                             ==============     ==============      ============





                     See Notes to Financial Statements.



FINANCIAL INFORMATION


Statements of Operations for the Year Ended September 30, 1995
                                                                                High Income        Investment       Intermediate
                                                                                 Portfolio      Grade Portfolio    Term Portfolio
Investment Income    Interest and discount earned                              $393,314,590       $ 72,190,599       $25,026,588
(Note 1d):           Dividends                                                    3,743,363                 --                --
                     Loaned securities                                                   --            170,706           135,007
                     Other                                                        3,607,693            382,572           140,024
                                                                               ------------       ------------       -----------
                     Total income                                               400,665,646         72,743,877        25,301,619
                                                                               ------------       ------------       -----------

Expenses:            Account maintenance and distribution fees--Class B
                     (Note 2)                                                    19,752,109          3,862,733           751,159
                     Investment advisory fees (Note 2)                           14,910,211          3,378,301         1,194,362
                     Transfer agent fees--Class B (Note 2)                        2,851,365            927,076           240,605
                     Transfer agent fees--Class A (Note 2)                          800,739            628,878           241,585
                     Registration fees (Note 1e)                                    557,957            134,105           112,919
                     Printing and shareholder reports                               492,456            123,671            37,528
                     Account maintenance and distribution fees--Class C
                     (Note 2)                                                       392,368             58,465             4,675
                     Accounting services (Note 2)                                   215,484            118,390            49,765
                     Custodian fees                                                 138,725             57,818            32,518
                     Professional fees                                              102,151             30,683            19,128
                     Account maintenance fees--Class D (Note 2)                     105,669             26,207             5,229
                     Transfer agent fees--Class C (Note 2)                           56,316             13,365             1,812
                     Transfer agent fees--Class D (Note 2)                           40,291             16,710             7,934
                     Directors' fees and expenses                                    34,846              9,198             3,877
                     Pricing fees (Note 2)                                           16,336              9,158             4,530
                     Other                                                           67,144             16,233             8,996
                                                                               ------------       ------------       -----------
                     Total expenses                                              40,534,167          9,410,991         2,716,622
                     Fees paid indirectly                                           (25,008)            (9,814)             (757)

                     Net expenses                                                40,509,159          9,401,177         2,715,865
                                                                               ------------       ------------       -----------
                     Investment income--net                                     360,156,487         63,342,700        22,585,754
                                                                               ------------       ------------       -----------


Realized &           Realized loss on investments--net                          (21,583,485)        (6,680,118)       (5,362,923)
Unrealized Gain      Change in unrealized appreciation/depreciation on
(Loss) on            investments--net                                           103,640,401         69,854,981        22,789,142
Investments--Net                                                               ------------       ------------       -----------
(Notes 1b, 1d & 3):  Net Increase in Net Assets Resulting from
                     Operations                                                $442,213,403       $126,517,563       $40,011,973
                                                                               ============       ============       ===========



                     See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets                                                                        High Income Portfolio
                                                                                                For the Year Ended September 30,
Increase (Decrease) in Net Assets:                                                                    1995             1994
Operations:          Investment income--net                                                     $  360,156,487    $  271,518,055
                     Realized gain (loss) on investments--net                                      (21,583,485)       13,337,857
                     Change in unrealized appreciation/depreciation on investments--net            103,640,401      (218,088,489)
                                                                                                --------------    --------------
                     Net increase in net assets resulting from operations                          442,213,403        66,767,423
                                                                                                --------------    --------------


Dividends to         Investment income--net:
Shareholders           Class A                                                                     (92,450,302)      (84,737,805)
(Note 1f):             Class B                                                                    (259,162,896)     (186,780,250)
                       Class C                                                                      (4,442,179)               --
                       Class D                                                                      (4,101,110)               --
                                                                                                --------------    --------------
                     Net decrease in net assets resulting from dividends to shareholders          (360,156,487)     (271,518,055)
                                                                                                --------------    --------------


Capital Share        Net increase in net assets derived from capital share transactions          1,054,930,541       718,487,003
Transactions                                                                                    --------------    --------------
(Note 4):

Net Assets:          Total increase in net assets                                                1,136,987,457       513,736,371
                     Beginning of year                                                           3,223,795,171     2,710,058,800
                                                                                                --------------    --------------
                     End of year*                                                               $4,360,782,628    $3,223,795,171
                                                                                                ==============    ==============

                    *Undistributed investment income--net (Note 1g)                             $    2,875,853                --
                                                                                                ==============    ==============

                     See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)                                                       Investment Grade Portfolio
                                                                                                For the Year Ended September 30,
Increase (Decrease) in Net Assets:                                                                    1995             1994
Operations:          Investment income--net                                                     $   63,342,700    $   55,789,198
                     Realized loss on investments--net                                              (6,680,118)      (27,366,985)
                     Change in unrealized appreciation/depreciation on investments--net             69,854,981       (89,071,174)
                                                                                                --------------    --------------
                     Net increase (decrease) in net assets resulting from operations               126,517,563       (60,648,961)
                                                                                                --------------    --------------


Dividends &          Investment income--net:
Distributions to       Class A                                                                     (28,557,399)      (25,781,848)
Shareholders           Class B                                                                     (33,602,341)      (30,007,350)
(Note 1f):             Class C                                                                        (458,421)               --
                       Class D                                                                        (724,539)               --
                     Realized gain on investments--net:
                       Class A                                                                              --        (3,174,664)
                       Class B                                                                              --        (4,207,122)
                     In excess of realized gain on investments--net:
                       Class A                                                                              --       (14,194,438)
                       Class B                                                                              --       (18,810,727)
                                                                                                --------------    --------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders                                                 (63,342,700)      (96,176,149)
                                                                                                --------------    --------------



Capital Share        Net increase in net assets derived from capital share transactions            241,816,022        83,643,841
Transactions                                                                                    --------------    --------------
(Note 4):


Net Assets:          Total increase (decrease) in net assets                                       304,990,885       (73,181,269)
                     Beginning of year                                                             849,845,257       923,026,526
                                                                                                --------------    --------------
                     End of year                                                                $1,154,836,142    $  849,845,257
                                                                                                ==============    ==============


                     See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)                                                      Intermediate Term Portfolio
                                                                                                For the Year Ended September 30,
Increase (Decrease) in Net Assets:                                                                    1995             1994
Operations:          Investment income--net                                                     $   22,585,754    $   20,758,590
                     Realized loss on investments--net                                              (5,362,923)       (8,401,311)
                     Change in unrealized appreciation/depreciation on investments--net             22,789,142       (27,976,092)
                                                                                                --------------    --------------
                     Net increase (decrease) in net assets resulting from operations                40,011,973       (15,618,813)
                                                                                                --------------    --------------


Dividends &          Investment income--net:
Distributions to       Class A                                                                     (12,207,578)      (11,981,544)
Shareholders           Class B                                                                      (9,963,391)       (8,777,046)
(Note 1f):             Class C                                                                         (58,841)               --
                       Class D                                                                        (355,944)               --
                     In excess of realized gain on investments:
                       Class A                                                                              --        (4,476,067)
                       Class B                                                                              --        (3,477,851)
                                                                                                --------------    --------------
                     Net decrease in net assets resulting from dividends and
                     distributions to shareholders                                                 (22,585,754)      (28,712,508)
                                                                                                --------------    --------------


Capital Share        Net increase in net assets derived from capital share transactions            124,155,845        28,138,074
Transactions                                                                                    --------------    --------------
(Note 4):


Net Assets:          Total increase (decrease) in net assets                                       141,582,064       (16,193,247)
                     Beginning of year                                                             311,433,458       327,626,705
                                                                                                --------------    --------------
                     End of year                                                                $  453,015,522    $  311,433,458
                                                                                                ==============    ==============


Financial Highlights                                                                                       High Income Portfolio

The following per share data and ratios have been derived
from information provided in the financial statements.                                      Class A
                                                                                For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                           1995          1994          1993          1992          1991
Per Share Operating  Net asset value, beginning of year         $   7.66      $   8.13      $   7.84      $   7.02      $   6.39
Performance:                                                    --------      --------      --------      --------      --------
                     Investment income--net                          .81           .75           .79           .87           .92
                     Realized and unrealized gain (loss) on
                     investments--net                                .14          (.47)          .29           .82           .63
                                                                --------      --------      --------      --------      --------
                     Total from investment operations                .95           .28          1.08          1.69          1.55
                                                                --------      --------      --------      --------      --------
                     Less dividends from investment income--net     (.81)         (.75)         (.79)         (.87)         (.92)
                                                                --------      --------      --------      --------      --------
                     Net asset value, end of year               $   7.80      $   7.66      $   8.13      $   7.84      $   7.02
                                                                ========      ========      ========      ========      ========


Total Investment     Based on net asset value per share           13.26%         3.42%        14.35%        25.22%        26.46%
Return:*                                                        ========      ========      ========      ========      ========


Ratios to Average    Expenses                                       .55%          .53%          .55%          .59%          .66%
Net Assets:                                                     ========      ========      ========      ========      ========
                     Investment income--net                       10.70%         9.27%         9.78%        11.44%        14.13%
                                                                ========      ========      ========      ========      ========


Supplemental         Net assets, end of year (in thousands)     $902,321      $876,573      $886,784      $683,801      $522,703
Data:                                                           ========      ========      ========      ========      ========
                     Portfolio turnover                           24.58%        32.52%        34.85%        40.52%        39.95%
                                                                ========      ========      ========      ========      ========


                    *Total investment returns exclude the effect of sales loads.


                     See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)

Financial Highlights (continued)                                                                           High Income Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                         Class B
                                                                                   For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                           1995          1994          1993          1992          1991
Per Share Operating  Net asset value, beginning of year       $     7.66    $     8.13    $     7.85      $   7.02      $   6.40
Performance:                                                  ----------    ----------    ----------      --------      --------
                     Investment income--net                          .75           .69           .72           .81           .87
                     Realized and unrealized gain (loss) on
                     investments--net                                .14          (.47)          .28           .83           .62
                                                              ----------    ----------    ----------      --------      --------
                     Total from investment operations                .89           .22          1.00          1.64          1.49
                                                              ----------    ----------    ----------      --------      --------
                     Less dividends from investment
                     income--net                                    (.75)         (.69)         (.72)         (.81)         (.87)
                                                              ----------    ----------    ----------      --------      --------
                     Net asset value, end of year             $     7.80    $     7.66    $     8.13      $   7.85      $   7.02
                                                              ==========    ==========    ==========      ========      ========


Total Investment     Based on net asset value per share           12.42%         2.66%        13.35%        24.44%        25.32%
Return:**                                                     ==========    ==========    ==========      ========      ========


Ratios to Average    Expenses, excluding account
Net Assets:          maintenance and distribution fees              .57%          .54%          .56%          .60%          .67%
                                                              ==========    ==========    ==========      ========      ========
                     Expenses                                      1.32%         1.29%         1.31%         1.35%         1.42%
                                                              ==========    ==========    ==========      ========      ========
                     Investment income--net                        9.81%         8.53%         8.94%        10.42%        13.24%
                                                              ==========    ==========    ==========      ========      ========


Supplemental         Net assets, end of year (in thousands)   $3,220,767    $2,347,223    $1,823,275      $847,354      $264,486
Data:                                                         ==========    ==========    ==========      ========      ========
                     Portfolio turnover                           24.58%        32.52%        34.85%        40.52%        39.95%
                                                              ==========    ==========    ==========      ========      ========



The following per share data and ratios have been derived                                                    For the Period
from information provided in the financial statements.                                                   October 21, 1994++ to
                                                                                                           September 30, 1995
Increase (Decrease) in Net Asset Value:                                                                   Class C       Class D
Per Share Operating  Net asset value, beginning of period                                                 $   7.59      $   7.59
Performance:                                                                                              --------      --------
                     Investment income--net                                                                    .71           .75
                     Realized and unrealized gain on investments--net                                          .22           .21
                                                                                                          --------      --------
                     Total from investment operations                                                          .93           .96
                                                                                                          --------      --------
                     Less dividends from investment income--net                                               (.71)         (.75)
                                                                                                          --------      --------
                     Net asset value, end of period                                                       $   7.81      $   7.80
                                                                                                          ========      ========

Total Investment     Based on net asset value per share                                                     12.93%+++     13.37%+++
Return:**                                                                                                 ========      ========


Ratios to Average    Expenses, excluding account maintenance and distribution fees                            .58%*         .56%*
Net Assets:                                                                                               ========      ========
                     Expenses                                                                                1.38%*         .81%*
                                                                                                          ========      ========
                     Investment income--net                                                                  9.06%*        9.70%*
                                                                                                          ========      ========


Supplemental         Net assets, end of period (in thousands)                                             $135,019      $102,676
Data:                                                                                                     ========      ========
                     Portfolio turnover                                                                     24.58%        24.58%
                                                                                                          ========      ========

                   ++Commencement of Operations.
                    *Annualized.
                   **Total investment returns exclude the effect of sales loads.
                  +++Aggregate total investment return.


                     See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)


Financial Highlights (continued)                                                                      Investment Grade Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                      Class A
                                                                                For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                           1995          1994          1993          1992          1991
Per Share Operating  Net asset value, beginning of year         $  10.77      $  12.81      $  12.30      $  11.59      $  10.83
Performance:                                                    --------      --------      --------      --------      --------
                     Investment income--net                          .80           .75           .81           .88           .92
                     Realized and unrealized gain (loss) on
                     investments--net                                .74         (1.49)          .67           .71           .76
                                                                --------      --------      --------      --------      --------
                     Total from investment operations               1.54          (.74)         1.48          1.59          1.68
                                                                --------      --------      --------      --------      --------
                     Less dividends and distributions:
                       Investment income--net                       (.80)         (.75)         (.81)         (.88)         (.92)
                       Realized gain on investments--net              --          (.10)         (.16)           --            --
                       In excess of realized gain on
                       investments--net                               --          (.45)           --            --            --
                                                                --------      --------      --------      --------      --------
                     Total dividends and distributions              (.80)        (1.30)         (.97)         (.88)         (.92)
                                                                --------      --------      --------      --------      --------
                     Net asset value, end of year               $  11.51      $  10.77      $  12.81      $  12.30      $  11.59
                                                                ========      ========      ========      ========      ========

Total Investment     Based on net asset value per share           14.92%        (6.03%)       12.76%        14.30%        16.18%
Return:*                                                        ========      ========      ========      ========      ========


Ratios to Average    Expenses                                       .58%          .53%          .56%          .58%          .61%
Net Assets:                                                     ========      ========      ========      ========      ========
                     Investment income--net                        7.30%         6.61%         6.94%         7.43%         8.26%
                                                                ========      ========      ========      ========      ========


Supplemental         Net assets, end of year (in thousands)     $472,388      $366,792      $407,625      $362,139      $324,818
Data:                                                           ========      ========      ========      ========      ========
                     Portfolio turnover                          108.07%       159.05%       121.34%        65.43%       126.32%
                                                                ========      ========      ========      ========      ========

                    *Total investment returns exclude the effect of sales loads.



                     See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)


Financial Highlights (continued)                                                                      Investment Grade Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                      Class B
                                                                                For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                           1995          1994          1993          1992          1991
Per Share Operating  Net asset value, beginning of year         $  10.77      $  12.81      $  12.30      $  11.59      $  10.83
Performance:                                                    --------      --------      --------      --------      --------
                     Investment income--net                          .72           .66           .72           .79           .84
                     Realized and unrealized gain (loss) on
                     investments--net                                .74         (1.49)          .67           .71           .76
                                                                --------      --------      --------      --------      --------
                     Total from investment operations               1.46          (.83)         1.39          1.50          1.60
                                                                --------      --------      --------      --------      --------
                     Less dividends and distributions:
                       Investment income--net                       (.72)         (.66)         (.72)         (.79)         (.84)
                       Realized gain on investments--net              --          (.10)         (.16)           --            --
                       In excess of realized gain on
                       investments--net                               --          (.45)           --            --            --
                                                                --------      --------      --------      --------      --------
                     Total dividends and distributions              (.72)        (1.21)         (.88)         (.79)         (.84)
                                                                --------      --------      --------      --------      --------
                     Net asset value, end of year               $  11.51      $  10.77      $  12.81      $  12.30      $  11.59
                                                                ========      ========      ========      ========      ========

Total Investment     Based on net asset value per share           14.05%        (6.73%)       11.91%        13.44%        15.30%
Return:**                                                       ========      ========      ========      ========      ========


Ratios to Average    Expenses, excluding account maintenance
Net Assets:          and distribution fees                          .60%          .54%          .54%          .59%          .62%
                                                                ========      ========      ========      ========      ========
                     Expenses                                      1.35%         1.29%         1.29%         1.34%         1.37%
                                                                ========      ========      ========      ========      ========
                     Investment income--net                        6.52%         5.85%         5.80%         6.65%         7.50%
                                                                ========      ========      ========      ========      ========


Supplemental         Net assets, end of year (in thousands)     $631,517      $483,053      $515,402      $325,706      $198,504
Data:                                                           ========      ========      ========      ========      ========
                     Portfolio turnover                          108.07%       159.05%       121.34%        65.43%       126.32%
                                                                ========      ========      ========      ========      ========



The following per share data and ratios have been derived                                                    For the Period
from information provided in the financial statements.                                                     October 21, 1994++
                                                                                                          to September 30, 1995
Increase (Decrease) in Net Asset Value:                                                                   Class C       Class D
Per Share Operating  Net asset value, beginning of period                                                 $  10.67      $  10.67
Performance:                                                                                              --------      --------
                     Investment income--net                                                                    .67           .73
                     Realized and unrealized gain on investments--net                                          .84           .84
                                                                                                          --------      --------
                     Total from investment operations                                                         1.51          1.57
                                                                                                          --------      --------
                     Less dividends from investment income--net                                               (.67)         (.73)
                                                                                                          --------      --------
                     Net asset value, end of period                                                       $  11.51      $  11.51
                                                                                                          ========      ========


Total Investment     Based on net asset value per share                                                     14.61%+++     15.21%+++
Return:**                                                                                                 ========      ========


Ratios to Average    Expenses, excluding account maintenance and distribution fees                            .60%*         .58%*
Net Assets:                                                                                               ========      ========
                     Expenses                                                                                1.40%*         .83%*
                                                                                                          ========      ========
                     Investment income--net                                                                  6.27%*        6.91%*
                                                                                                          ========      ========

Supplemental         Net assets, end of period (in thousands)                                              $25,778       $25,153
Data:                                                                                                     ========      ========
                     Portfolio turnover                                                                    108.07%       108.07%
                                                                                                          ========      ========

                   ++Commencement of Operations.
                    *Annualized.
                   **Total investment returns exclude the effect of sales loads.
                  +++Aggregate total investment return.




                     See Notes to Financial Statements.



FINANCIAL INFORMATION (continued)


Financial Highlights (continued)                                                                      Intermediate Term Portfolio
The following per share data and ratios have been derived
from information provided in the financial statements.                                       Class A
                                                                               For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                           1995          1994          1993          1992          1991
Per Share Operating  Net asset value, beginning of year         $  10.90      $  12.44      $  12.03      $  11.41      $  10.88
Performance:                                                    --------      --------      --------      --------      --------
                     Investment income--net                          .79           .75           .76           .88           .93
                     Realized and unrealized gain (loss) on
                     investments--net                                .60         (1.26)          .55           .62           .53
                                                                --------      --------      --------      --------      --------
                     Total from investment operations               1.39          (.51)         1.31          1.50          1.46
                                                                --------      --------      --------      --------      --------
                     Less dividends and distributions:
                       Investment income--net                       (.79)         (.75)         (.76)         (.88)         (.93)
                       Realized gain on investments--net              --            --          (.14)           --            --
                       In excess of realized gain on
                         investments--net                             --          (.28)           --            --            --
                                                                --------      --------      --------      --------      --------
                     Total dividends and distributions              (.79)        (1.03)         (.90)         (.88)         (.93)
                                                                --------      --------      --------      --------      --------
                     Net asset value, end of year               $  11.50      $  10.90      $  12.44      $  12.03      $  11.41
                                                                ========      ========      ========      ========      ========

Total Investment     Based on net asset value per share           13.32%        (4.25%)       11.39%        13.71%        13.97%
Return:*                                                        ========      ========      ========      ========      ========


Ratios to Average    Expenses                                       .59%          .53%          .58%          .62%          .67%
Net Assets:                                                     ========      ========      ========      ========      ========
                     Investment income--net                        7.14%         6.48%         6.42%         7.54%         8.35%
                                                                ========      ========      ========      ========      ========


Supplemental         Net assets, end of year (in thousands)     $217,714      $170,222      $193,505      $154,333      $103,170
Data:                                                           ========      ========      ========      ========      ========
                     Portfolio turnover                          142.84%       155.42%       180.52%        95.33%       132.56%
                                                                ========      ========      ========      ========      ========

                    *Total investment returns exclude the effect of sales loads.



                     See Notes to Financial Statements.




FINANCIAL INFORMATION (concluded)


Financial Highlights (concluded)                                                                      Intermediate Term Portfolio
                                                                             Class B                    Class C        Class D
                                                                                          For the       For the        For the
                                                                                          Period        Period         Period
The following per share data and ratios have been derived                                 Nov. 13,      Oct. 21,       Oct. 21,
from information provided in the financial statements.             For the Year Ended     1992++ to     1994++ to      1994++ to
                                                                     September 30,        Sept. 30,     Sept. 30,      Sept. 30,
Increase (Decrease) in Net Asset Value:                            1995         1994        1993          1995           1995
Per Share Operating  Net asset value, beginning of period       $  10.90      $  12.44      $  11.68      $  10.81      $  10.81
Performance:                                                    --------      --------      --------      --------      --------
                     Investment income--net                          .74           .69           .61           .70           .74
                     Realized and unrealized gain (loss) on
                     investments--net                                .60         (1.26)          .90           .69           .69
                                                                --------      --------      --------      --------      --------
                     Total from investment operations               1.34          (.57)         1.51          1.39          1.43
                                                                --------      --------      --------      --------      --------
                     Less dividends and distributions:
                       Investment income--net                       (.74)         (.69)         (.61)         (.70)         (.74)
                       Realized gain on investments--net              --            --          (.14)           --            --
                       In excess of realized gain on
                       investments--net                               --          (.28)           --            --            --
                                                                --------      --------      --------      --------      --------
                     Total dividends and distributions              (.74)         (.97)         (.75)         (.70)         (.74)
                                                                --------      --------      --------      --------      --------
                     Net asset value, end of period             $  11.50      $  10.90      $  12.44      $  11.50      $  11.50
                                                                ========      ========      ========      ========      ========

Total Investment     Based on net asset value per share           12.74%        (4.72%)       13.30%+++     13.26%+++     13.65%+++
Return:**                                                       ========      ========      ========      ========      ========


Ratios to Average    Expenses, excluding account maintenance
Net Assets:          and distribution fees                          .61%          .54%          .57%*         .64%*         .60%*
                                                                ========      ========      ========      ========      ========
                     Expenses                                      1.11%         1.04%         1.07%*        1.14%*         .70%*
                                                                ========      ========      ========      ========      ========
                     Investment income--net                        6.61%         5.98%         5.61%*        6.24%*        6.81%*
                                                                ========      ========      ========      ========      ========


Supplemental         Net assets, end of period (in thousands)   $212,146      $141,212     $134,122       $  6,806      $ 16,349
Data:                                                           ========      ========      ========      ========      ========
                     Portfolio turnover                          142.84%       155.42%      180.52%        142.84%       142.84%
                                                                ========      ========      ========      ========      ========

                   ++Commencement of Operations.
                    *Annualized.
                   **Total investment returns exclude the effect of sales loads.
                  +++Aggregate total investment return.



                     See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Corporate Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management invest-ment company consisting of three separate portfolios:
the High Income Portfolio, the Investment Grade Port-folio and the Intermediate Term Portfolio. The Fund offers four classes of shares under the Merrill Lynch
Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures.
The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options on debt securities, which are traded on exchanges, are valued at the last asked price for options written and last bid price for options purchased. Inter-est rate futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pric-ing service retained by the Fund which may use a matrix system for valuations.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse move-ments in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell interest rate futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended pur-chase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the con-tract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the con-tract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exer-cise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund real-izes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the pre-mium paid or received).

Written and purchased options are non-income produc-ing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provi-sion is required.

(d) Security transactions and investment income--
Security transactions are recorded on the dates the transactions are entered into (the trade dates). Divi-dend income is recorded on the ex-dividend dates.
Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treat-ments for futures transactions and post-October losses.

(g) Reclassification--Generally accepted accounting principles require that certain differences between accumulated net realized capital losses for financial reporting and tax purposes, if permanent, be reclassified to undistributed net investment income.
Accordingly, current year's permanent book/tax differences of $2,875,853 on the High Income Portfolio have been reclassified from accumulated net realized capital losses to undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory
Agreement with Fund Asset Management, L.P. ("FAM").
The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with
Merrill Lynch Funds Distributor, Inc. ("MLFD" of
"Distributor"), a wholly-owned subsidiary of Merrill
Lynch Group, Inc.

FAM is responsible for the management of the Fund's
Portfolios and provides the necessary personnel, facili-ties, equipment and certain other services necessary to the operations of the Fund. For such services, FAM receives at the end of each month a fee with respect to each Portfolio at the annual rates set forth below which are based upon the average daily value of the Fund's net assets.


Aggregate of Average                       Rate of Advisory Fee
Daily Net Assets of               High      Investment    Intermediate
the Three Combined               Income        Grade          Term
Portfolios                      Portfolio    Portfolio      Portfolio

Not exceeding $250 million        0.55%        0.50%          0.50%
In excess of $250 million but
not more than $500 million        0.50         0.45           0.45
In excess of $500 million but
not more than $750 million        0.45         0.40           0.40
In excess of $750 million         0.40         0.35           0.35

The Investment Advisory Agreement obligates FAM to reimburse the Fund to the extent the Fund's expenses
(excluding interest, taxes, distribution fees, brokerage fees and commissions, and extraordinary items) exceed
2.5% of the Fund's first $30 million of average daily net assets, 2.0% of the Fund's next $70 million of average daily net assets, and 1.5% of the average daily net assets in excess thereof. No fee payment will be made to FAM during any fiscal year which will cause such expenses to exceed the pro rata expense limitation at the time of such payment.

Pursuant to the distribution plans (the "Distribution
Plan") adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of
1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                     Account Maintenance Fees       Distribution Fees
                  Class B    Class C    Class D     Class B    Class C

High Income
Portfolio          0.25%      0.25%      0.25%       0.50%      0.55%
Investment Grade
Portfolio          0.25%      0.25%      0.25%       0.50%      0.55%
Intermediate Term
Portfolio          0.25%      0.25%      0.10%       0.25%      0.25%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account main-tenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account main-tenance services to Class B, Class C and Class D share-holders. The Distributor voluntarily did not collect any Class C distribution fees until January 10, 1995 for the Intermediate Term Portfolio. The ongoing distribution fee compensates the Distributor and MLPF&S for pro-viding shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended September 30, 1995, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D
Shares as follows:

                           MLFD                   MLPF&S
Portfolio           Class A     Class D     Class A     Class D

High Income        $ 52,365  $  109,429    $541,146   $1,132,951
Investment Grade      7,682      14,085      79,597      148,959
Intermediate Term       785       2,252      14,413       26,024


For the year ended September 30, 1995, MLPF&S re-ceived contingent deferred sales charges of $6,415,911 relating to transactions in Class B Shares, amounting to $5,011,339, $1,112,592, and $291,880 in the High Income,
Investment Grade, and Intermediate Term Portfolios, respectively, and $52,562 relating to transactions in


NOTES TO FINANCIAL STATEMENTS (continued)


Class C Shares, amounting to $43,196, $8,956 and
$410 in the High Income, Investment Grade, and
Intermediate Term Portfolios, respectively.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the year ended September 30, 1995, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $17,826 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLPF&S, MLFD, MLFDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 1995, were as follows:


                      High        Investment     Intermediate
                     Income         Grade            Term
                    Portfolio      Portfolio       Portfolio

Purchases       $1,639,815,538  $1,112,459,005   $540,453,284
                ==============  ==============   ============
Sales           $  808,534,177  $  939,157,923   $445,577,524
                ==============  ==============   ============

Net realized and unrealized gains (losses) as of September 30, 1995 were as follows:


                                Realized          Unrealized
High Income Portfolio        Gains (Losses)         Losses

Long-term investments       $(21,583,848)        $(48,739,157)
Short-term investments               363                   --
                            ------------         ------------
Total                       $(21,583,485)        $(48,739,157)
                            ============         ============


                               Realized           Unrealized
Investment Grade Portfolio      Losses              Gains

Long-term investments       $ (6,680,118)        $ 33,280,213
                            ------------         ------------
Total                       $ (6,680,118)        $ 33,280,213
                            ============         ============


                               Realized           Unrealized
Intermediate Term Portfolio     Losses              Gains

Long-term investments       $ (5,362,921)        $  8,401,585
Short-term investments                (2)                  --
                            ------------         ------------
Total                       $ (5,362,923)        $  8,401,585
                            ============         ============


As of September 30, 1995, net unrealized appreciation
(depreciation) for Federal income tax purposes was as follows:

                      High        Investment    Intermediate
                     Income         Grade           Term
                    Portfolio      Portfolio      Portfolio

Gross unrealized
appreciation     $ 147,422,143     $38,363,701    $10,911,673

Gross unrealized
depreciation      (203,039,359)     (5,517,377)    (2,711,700)
                 -------------     -----------    -----------
Net unrealized
appreciation
(depreciation)   $ (55,617,216)    $32,846,324    $ 8,199,973
                 =============     ===========    ===========

The aggregate cost of investments at September 30, 1995 for Federal income tax purposes was $4,407,917,261 for the High Income Portfolio, $1,117,790,816 for the Investment Grade Portfolio, and $426,946,916 for the
Intermediate Term Portfolio.

4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions for the year ended September 30, 1995, was $1,054,930,541 for the High Income Portfolio,
$241,816,022 for the Investment Grade Portfolio and
$124,155,845 for the Intermediate Term Portfolio. Net increase in net assets derived from capital share trans-actions for the year ended September 30, 1994 was $718,487,003 for the High Income Portfolio, $83,643,841 for the Investment Grade Portfolio and $28,138,074 for the Intermediate Term Portfolio.

Transactions in capital shares for each class were as follows:

High Income Portfolio

Class A Shares for the
Year Ended                                               Dollar
September 30, 1995                        Shares         Amount

Shares sold                              17,000,487   $  129,792,483
Shares issued to shareholders in
reinvestment of dividends                 6,278,026       47,543,088
                                     --------------   --------------
Total issued                             23,278,513      177,335,571
Shares redeemed                         (22,086,202)    (167,868,415)
                                     --------------   --------------
Net increase                              1,192,311   $    9,467,156
                                     ==============   ==============


High Income Portfolio

Class A Shares for the
Year Ended                                               Dollar
September 30, 1994                        Shares         Amount

Shares sold                              24,265,055   $  196,408,023
Shares issued to shareholders in
reinvestment of dividends                 5,410,880       43,484,905
                                     --------------   --------------
Total issued                             29,675,935      239,892,928
Shares redeemed                         (24,265,005)    (195,021,899)
                                     --------------   --------------
Net increase                              5,410,930   $   44,871,029
                                     ==============   ==============

High Income Portfolio

Class B Shares for the Year                              Dollar
Ended September 30, 1995                  Shares         Amount

Shares sold                             159,617,311   $1,217,867,803
Shares issued to shareholders in
reinvestment of dividends                15,892,010      120,624,151
                                     --------------   --------------
Total issued                            175,509,321    1,338,491,954
Automatic conversion of shares             (128,848)        (985,692)
Shares redeemed                         (69,059,662)    (524,845,954)
                                     --------------   --------------
Net increase                            106,320,811   $  812,660,308
                                     ==============   ==============


High Income Portfolio

Class B Shares for the Year                              Dollar
Ended September 30, 1994                  Shares         Amount

Shares sold                             139,760,948   $1,132,873,066
Shares issued to shareholders in
reinvestment of dividends                10,902,859       87,436,254
                                     --------------   --------------
Total issued                            150,663,807    1,220,309,320
Shares redeemed                         (68,376,686)    (546,693,346)
                                     --------------   --------------
Net increase                             82,287,121   $  673,615,974
                                     ==============   ==============


High Income Portfolio

Class C Shares for the Period
October 21, 1994++ to                                    Dollar
September 30, 1995                        Shares         Amount

Shares sold                              19,648,421   $  150,754,337
Shares issued to shareholders in
reinvestment of dividends                   304,333        2,351,332
                                     --------------   --------------
Total issued                             19,952,754      153,105,669
Shares redeemed                          (2,657,002)     (20,513,998)
                                     --------------   --------------
Net increase                             17,295,752   $  132,591,671
                                     ==============   ==============

[FN]
++Commencement of Operations.

High Income Portfolio

Class D Shares for the Period
October 21, 1994++ to                                    Dollar
September 30, 1995                        Shares         Amount

Shares sold                              21,574,941   $  165,091,505
Automatic conversion of shares              128,848          985,692
Shares issued to shareholders in
reinvestment of dividends                   257,744        1,984,388
                                     --------------   --------------
Total issued                             21,961,533      168,061,585
Shares redeemed                          (8,803,802)     (67,850,179)
                                     --------------   --------------
Net increase                             13,157,731   $  100,211,406
                                     ==============   ==============

[FN]
++Commencement of Operations.



Investment Grade Portfolio

Class A Shares for the
Year Ended                                               Dollar
September 30, 1995                        Shares         Amount

Shares sold                              14,319,272   $  159,951,974
Shares issued to shareholders in
reinvestment of dividends                 1,399,551       15,395,612
                                     --------------   --------------
Total issued                             15,718,823      175,347,586
Shares redeemed                          (8,729,534)     (96,092,634)
                                     --------------   --------------
Net increase                              6,989,289   $   79,254,952
                                     ==============   ==============

Investment Grade Portfolio

Class A Shares for the Year                              Dollar
Ended September 30, 1994                  Shares         Amount

Shares sold                               8,030,423   $   93,135,987
Shares issued to shareholders in
reinvestment of dividends
& distributions                           2,562,146       29,991,889
                                     --------------   --------------
Total issued                             10,592,569      123,127,876
Shares redeemed                          (8,336,799)     (96,592,992)
                                     --------------   --------------
Net increase                              2,255,770   $   26,534,884
                                     ==============   ==============


Investment Grade Portfolio

Class B Shares for the Year                              Dollar
Ended September 30, 1995                  Shares         Amount

Shares sold                              23,189,348   $  258,078,382
Shares issued to shareholders in
reinvestment of dividends                 1,854,252       20,437,623
                                     --------------   --------------
Total issued                             25,043,600      278,516,005
Automatic conversion of shares              (35,738)        (395,466)
Shares redeemed                         (14,986,713)    (164,956,465)
                                     --------------   --------------
Net increase                             10,021,149   $  113,164,074
                                     ==============   ==============


Investment Grade Portfolio
Class B Shares for the Year                              Dollar
Ended September 30, 1994                  Shares         Amount

Shares sold                              15,835,177   $  185,447,332
Shares issued to shareholders in
reinvestment of dividends
& distributions                           2,940,143       34,360,112
                                     --------------   --------------
Total issued                             18,775,320      219,807,444
Shares redeemed                         (14,132,989)    (162,698,487)
                                     --------------   --------------
Net increase                              4,642,331   $   57,108,957
                                     ==============   ==============

Investment Grade Portfolio

Class C Shares for the Period
October 21, 1994++ to                                    Dollar
September 30, 1995                        Shares         Amount

Shares sold                               2,612,510   $   29,346,737
Shares issued to shareholders in
reinvestment of dividends                    25,192          284,361
                                     --------------   --------------
Total issued                              2,637,702       29,631,098
Shares redeemed                            (398,122)      (4,456,879)
                                     --------------   --------------
Net increase                              2,239,580   $   25,174,219
                                     ==============   ==============

[FN]
++Commencement of Operations.


Investment Grade Portfolio

Class D Shares for the Period
October 21, 1994++ to                                    Dollar
September 30, 1995                        Shares         Amount

Shares sold                               2,756,661   $   30,609,293
Automatic conversion of shares               35,721          395,466
Shares issued to shareholders in
reinvestment of dividends                    45,859          515,048
                                     --------------   --------------
Total issued                              2,838,241       31,519,807
Shares redeemed                            (653,515)      (7,297,030)
                                     --------------   --------------
Net increase                              2,184,726   $   24,222,777
                                     ==============   ==============

[FN]
++Commencement of Operations.


NOTES TO FINANCIAL STATEMENTS (concluded)


Intermediate Term Portfolio

Class A Shares for the
Year Ended                                Dollar
September 30, 1995                        Shares         Amount

Shares sold                               6,450,433   $   73,291,315
Shares issued to shareholders in
reinvestment of dividends                   649,107        7,173,693
                                     --------------   --------------
Total issued                              7,099,540       80,465,008
Shares redeemed                          (3,794,801)     (41,909,273)
                                     --------------   --------------
Net increase                              3,304,739   $   38,555,735
                                     ==============   ==============

Intermediate Term Portfolio

Class A Shares for the
Year Ended                                               Dollar
September 30, 1994                        Shares         Amount

Shares sold                               3,674,523   $   43,208,064
Shares issued to shareholders in
reinvestment of dividends
& distributions                             932,160       10,823,344
                                     --------------   --------------
Total issued                              4,606,683       54,031,408
Shares redeemed                          (4,535,150)     (52,574,546)
                                     --------------   --------------
Net increase                                 71,533   $    1,456,862
                                     ==============   ==============


Intermediate Term Portfolio

Class B Shares for the
Year Ended                                               Dollar
September 30, 1995                        Shares         Amount

Shares sold                              10,542,654   $  118,768,676
Shares issued to shareholders in
reinvestment of dividends                   517,191        5,742,084
                                     --------------   --------------
Total issued                             11,059,845      124,510,760
Automatic conversion of shares                 (832)         (17,252)
Shares redeemed                          (5,575,382)     (61,692,334)
                                     --------------   --------------
Net increase                              5,483,631   $   62,801,174
                                     ==============   ==============


Intermediate Term Portfolio

Class B Shares for the
Year Ended                                               Dollar
September 30, 1994                        Shares         Amount

Shares sold                               6,504,586   $   75,947,813
Shares issued to shareholders in
reinvestment of dividends
& distributions                             605,926        7,028,720
                                     --------------   --------------
Total issued                              7,110,512       82,976,533
Shares redeemed                          (4,928,956)     (56,295,321)
                                     --------------   --------------
Net increase                              2,181,556   $   26,681,212
                                     ==============   ==============

Intermediate Term Portfolio

Class C Shares for the Period
October 21, 1994++ to                                      Dollar
September 30, 1995                          Shares         Amount

Shares sold                                 663,716   $    7,580,309
Shares issued to shareholders in
reinvestment of dividends                     2,521           28,709
                                     --------------   --------------
Total issued                                666,237        7,609,018
Shares redeemed                             (74,509)        (852,210)
                                     --------------   --------------
Net increase                                591,728   $    6,756,808
                                     ==============   ==============

[FN]
++Commencement of Operations.


Intermediate Term Portfolio

Class D Shares for the Period
October 21, 1994++ to                                      Dollar
September 30, 1995                          Shares         Amount

Shares sold                               1,674,458   $   18,850,195
Automatic conversion of shares                  832           17,252
Shares issued to shareholders in
reinvestment of dividends                    15,083          170,456
                                     --------------   --------------
Total issued                              1,690,373       19,037,903
Shares redeemed                            (269,024)      (2,995,775)
                                     --------------   --------------
Net increase                              1,421,349   $   16,042,128
                                     ==============   ==============

[FN]
++Commencement of Operations.


5. Loaned Securities:
At September 30, 1995, the Investment Grade Portfolio held US Treasury Bonds/Notes having an aggregate value of approximately $38,200,000 as collateral for Portfolio securities loaned, having a market value of approximately $37,162,000. The Intermediate Term
Portfolio held US Treasury Bonds/Notes having an aggre-gate value of approximately $28,500,000 as collateral for Portfolio securities loaned, having a market value of approximately $27,501,000.

6. Capital Loss Carryforward:
At September 30, 1995, the Fund had a capital loss carryforward of approximately $11,795,000 in the High
Income Portfolio, all of which expires in 1999;
approximately $35,299,000 in the Investment Grade Portfolio, all of which expires in 2003; and approximately $12,447,000 in the Intermediate Term Portfolio, all of which expires in 2003. These amounts will be available to offset like amounts of any future taxable gains.


<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Corporate Bond Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of the High Income, Investment Grade and Intermediate
Term Portfolios of Merrill Lynch Corporate Bond Fund,
Inc. as of September 30, 1995, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibil-ity of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstate-ment. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confir-mation of securities owned at September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pres-entation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the High Income, Investment Grade and Intermediate Term Portfolios of Merrill Lynch
Corporate Bond Fund, Inc. as of September 30, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
November 8, 1995
</AUDIT-REPORT>


IMPORTANT TAX INFORMATION (unaudited)

High Income Portfolio
Of the ordinary income distributions paid monthly by the Portfolio during the fiscal year ended September 30, 1995, 1.08% qualifies for the dividends received deduc-tion for corporations. Additionally, there were no long-term capital gain distributions paid during the year.

Investment Grade and Intermediate Term
Portfolios
None of the ordinary income distributions paid monthly by the Portfolios during the fiscal year ended Septem-ber 30, 1995 qualify for the dividends received deduction for corporations. Additionally, there were no long-term capital gain distributions paid during the year.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recom-mend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed below are the percentages of total assets of the Portfolios invested in Federal obligations* as of the end of each quarter of the fiscal year.

For the Quarter        Investment Grade        Intermediate Term
Ended                     Portfolio                Portfolio

December 31, 1994             4.43%                  5.02%
March 31, 1995               10.46%                  9.11%
June 30, 1995                 9.34%                  7.65%
September 30, 1995            8.11%                 10.11%

Of the Fund's ordinary income distributions paid monthly to shareholders from the Intermediate Term and Investment Grade Portfolios during the fiscal year ended September 30, 1995, 7.53% and 7.52%, respectively, were attributable to Federal obligations. In calculating the foregoing percentages, expenses of the Portfolios have been allocated on a pro rata basis.

Please retain this information for your records.

[FN]
*For purposes of this calculation, Federal obligations include US Treasury
 Notes, US Treasury Bills, and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase agreements are not included in this calculation.